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Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations — 53.5%
ACE Securities Corp.
Series 2006-ASL1, Class A (1 mo. Term SOFR + 0.394%) (a)	5.740%	2/25/2036	$277,511	$31,095
Series 2007-D1, Class A4 (b)(c)	6.930%	2/25/2038	571,703	450,805
Adjustable Rate Mortgage Trust
Series 2004-4, Class 3A1 (d)	4.994%	3/25/2035	29,405	28,558
Series 2005-7, Class 2A21 (d)	4.864%	10/25/2035	1,091,462	923,135
Series 2005-7, Class 5A1 (d)	5.005%	10/25/2035	1,970,333	1,398,283
Series 2005-6A, Class 2A1 (1 mo. Term SOFR + 0.734%) (a)	6.080%	11/25/2035	76,306	21,181
Series 2005-10, Class 1A1 (d)	5.599%	1/25/2036	197,510	179,298
Series 2006-1, Class 1A1 (d)	4.613%	3/25/2036	62,045	54,288
Aegis Asset Backed Securities Trust
Series 2004-5, Class M2 (1 mo. Term SOFR + 1.944%) (a)(e)	7.290%	12/25/2034	166,074	129,039
AFC Home Equity Loan Trust
Series 2000-1, Class 2A (1 mo. Term SOFR + 0.754%) (a)	6.079%	3/25/2030	112,266	106,318
Agate Bay Mortgage Trust
Series 2015-4, Class A5 (b)(d)	3.000%	6/25/2045	320,653	281,255
Series 2015-6, Class A3 (b)(d)	3.500%	9/25/2045	352,616	313,987
American Home Mortgage Assets
Series 2007-3, Class 11A1 (1 mo. Term SOFR + 0.534%) (a)	5.880%	6/25/2037	161,913	147,051
Series 2006-2, Class 1A1 (12 Month US Treasury Average + 0.960%) (a)	6.113%	9/25/2046	496,015	415,738
American Home Mortgage Investment Trust
Series 2004-3, Class MH1 (1 mo. Term SOFR + 1.014%) (a)	5.178%	10/25/2034	81,341	75,270
Series 2005-2, Class 5A4C (c)(e)	5.908%	9/25/2035	32,061	15,069
Series 2007-2, Class 12A1 (1 mo. Term SOFR + 0.654%) (a)	6.000%	3/25/2037	1,019,394	388,541
Series 2007-A, Class 4A (1 mo. Term SOFR + 1.014%) (a)(b)	6.360%	7/25/2046	112,649	26,612
Series 2007-2, Class 11A1 (1 mo. Term SOFR + 0.574%) (a)	5.920%	3/25/2047	896,577	339,913
Series 2007-1, Class GA1A (1 mo. Term SOFR + 0.274%) (a)	5.620%	5/25/2047	4,385,228	3,104,377
Series 2007-1, Class GA1C (1 mo. Term SOFR + 0.304%) (a)	5.650%	5/25/2047	11,199,485	6,373,004
Angel Oak Mortgage Trust
Series 2020-R1, Class A1 (b)(d)(e)	0.990%	4/25/2053	75,135	64,541
Series 2021-4, Class A1 (b)(d)	1.035%	1/20/2065	4,994,440	4,057,808
Series 2021-2, Class A1 (b)(d)	0.985%	4/25/2066	554,473	460,507
Series 2021-3, Class A1 (b)(d)	1.068%	5/25/2066	4,645,721	3,871,981
Series 2021-5, Class A1 (b)(d)	0.951%	7/25/2066	1,101,058	926,092
Series 2021-8, Class A1 (b)(d)	1.820%	11/25/2066	1,709,817	1,471,302

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Argent Securities Inc.
Series 2004-W9, Class M2 (1 mo. Term SOFR + 2.139%) (a)(e)	4.394%	6/26/2034	22,372	21,813
Series 2006-W4, Class A2D (1 mo. Term SOFR + 0.654%) (a)	6.000%	5/25/2036	276,673	65,951
Series 2006-W5, Class A2B (1 mo. Term SOFR + 0.314%) (a)	5.660%	6/25/2036	306,448	81,042
ASG Resecuritization Trust
Series 2011-2, Class M52 (b)	5.750%	2/28/2036	706,724	641,359
Asset Backed Funding Certificates
Series 2002-WF2, Class A2 (1 mo. Term SOFR + 1.239%) (a)	6.585%	5/25/2032	12,738	12,701
Banc of America Alternative Loan Trust
Series 2007-1, Class 1A1 (d)(e)	3.986%	7/25/2024	290,898	227,628
Series 2005-10, Class 1CB1 (1 mo. Term SOFR + 0.514%) (a)	5.500%	11/25/2035	499,893	403,652
Series 2005-11, Class 1CB3	5.500%	12/25/2035	221,499	188,509
Series 2005-11, Class 1CB5	5.500%	12/25/2035	185,187	157,605
Series 2007-2, Class 1A1	5.500%	6/25/2037	679,724	564,118
Series 2007-2, Class 3A2 (1 mo. Term SOFR + 0.474%) (a)	5.820%	6/25/2037	140,026	98,148
Series 2006-5, Class CB7	6.000%	6/25/2046	892,993	741,149
Banc of America Funding Corp.
Series 2007-2, Class TA1B (d)	5.806%	3/25/2037	59,753	52,831
Banc of America Funding Corporation
Series 2016-R2, Class 1A2 (b)(d)	8.098%	5/1/2033	1,809,450	1,742,668
Series 2005-1, Class 1A6	5.500%	2/25/2035	23,619	22,280
Series 2005-B, Class 2A1 (d)	4.786%	4/20/2035	32,101	27,671
Series 2005-E, Class 8A1 (12 Month US Treasury Average + 1.430%) (a)	6.583%	6/20/2035	1,003,821	723,456
Series 2005-3, Class 1A10	5.250%	6/25/2035	269,997	233,104
Series 2009-R14A, Class 2A (1 mo. Term SOFR + 14.795%) (a)(b)(f)	5.500%	7/26/2035	467,255	382,086
Series 2005-6, Class 1A3	5.750%	10/25/2035	1,135,497	868,696
Series 2005-6, Class 1A8	6.000%	10/25/2035	324,893	253,349
Series 2005-8, Class 1A1	5.500%	1/25/2036	207,146	162,148
Series 2006-G, Class 3A3 (12 mo. Term SOFR + 2.465%) (a)	7.693%	7/20/2036	11,685	11,483
Series 2006-4, Class A11	6.000%	7/25/2036	212,404	145,503
Series 2006-7, Class 1A1 (1 mo. Term SOFR + 0.564%) (a)	5.910%	9/25/2036	693,681	516,396
Series 2007-4, Class 3A1 (1 mo. Term SOFR + 0.484%) (a)	5.830%	6/25/2037	159,681	125,580
Series 2008-R4, Class 1A4 (1 mo. Term SOFR + 0.564%) (a)(b)(e)	5.889%	7/25/2037	285,130	172,504
Series 2007-8, Class 4A1	6.000%	8/25/2037	83,609	64,378
Series 2007-C, Class 7A4 (1 mo. Term SOFR + 0.554%) (a)(e)	5.893%	5/20/2047	236,974	194,319
Series 2007-C, Class 7A5 (1 mo. Term SOFR + 0.714%) (a)(e)	6.053%	5/20/2047	351,881	302,617
Banc of America Mortgage Securities
Series 2003-H, Class 2A2 (d)	6.330%	9/25/2033	699,752	650,795
Series 2005-3, Class 2A3	5.500%	3/25/2035	535,419	462,788
Series 2005-E, Class 3A1 (d)	5.794%	6/25/2035	217,132	200,187
Series 2005-F, Class 2A2 (d)	5.546%	7/25/2035	193,097	175,393
Series 2005-8, Class A12	5.500%	9/25/2035	974,109	819,812

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Banc of America Mortgage Securities (Continued)
Series 2005-J, Class 2A1 (d)	5.073%	11/25/2035	50,067	44,129
Series 2007-2, Class A7	5.500%	5/25/2037	72,221	51,902
Series 2007-3, Class 1A1	6.000%	9/25/2037	1,966,125	1,546,094
Series 2006-2, Class A2 (1 mo. Term SOFR + 6.000%) (a)	6.000%	7/25/2046	252,901	210,741
Series 2006-2, Class A3 (1 mo. Term SOFR + 0.714%) (a)	6.000%	7/25/2046	779,333	611,755
Banc of America Mortgage Securities, Inc.
Series 2007-1, Class 1A4	6.000%	3/25/2037	1,050,147	847,183
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1	6.940%	7/10/2024	600,000	95,610
Series 1998-2, Class B1 (d)	7.244%	12/10/2025	2,177,312	308,226
Bayview Commercial Asset Trust
Series 2006-1A, Class B1 (1 mo. Term SOFR + 1.689%) (a)(b)	7.035%	4/25/2036	696,239	606,561
Series 2006-1A, Class M3 (1 mo. Term SOFR + 0.744%) (a)(b)	6.090%	4/25/2036	383,745	339,270
Series 2006-1A, Class M6 (1 mo. Term SOFR + 1.074%) (a)(b)	6.420%	4/25/2036	626,129	553,142
Bayview Financial Acquisition Trust
Series 2006-C, Class 2A3 (1 mo. Term SOFR + 0.549%) (a)	5.893%	11/28/2036	1,000,413	864,787
BCAP LLC Trust
Series 2011-RR9, Class 6A6 (b)(d)(e)	4.991%	1/26/2036	3,385,575	1,411,362
Series 2011-RR4, Class 8A1 (b)(d)	5.250%	2/26/2036	1,226,322	474,845
Series 2012-RR4, Class 4A7 ( + 0.000%) (a)(b)	4.033%	2/26/2036	1,980,431	1,100,503
Series 2011-RR4, Class 7A1 (b)(e)	5.250%	4/26/2037	1,858,881	1,040,974
Series 2008-IND2, Class A2 (d)	3.929%	4/25/2038	936,701	707,839
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1 (d)	7.043%	7/25/2033	86,559	81,140
Series 2005-12, Class 23A1 (d)	4.819%	2/25/2036	165,601	145,609
Series 2006-2, Class 3A1 (d)	4.912%	7/25/2036	379,662	317,347
Series 2006-4, Class 2A1 (d)(e)	4.367%	10/25/2036	135,387	101,202
Series 2007-2, Class 4A1 (1 yr. CMT Rate + 2.200%) (a)	7.660%	12/25/2046	797,645	677,024
Bear Stearns Alt-A Trust
Series 2005-7, Class 23A1 (d)	4.255%	9/25/2035	253,742	103,838
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A (c)	5.500%	9/25/2033	88,692	78,747
Series 2004-HE7, Class M2 (1 mo. Term SOFR + 1.839%) (a)	7.185%	8/25/2034	13,343	12,810
Series 2005-AC6, Class 1A3 (d)	5.500%	9/25/2035	323,372	295,462
Series 2006-AC3, Class 1A1 (1 mo. Term SOFR + 0.514%) (a)	5.860%	5/25/2036	2,806,155	704,690
Series 2007-SD1, Class 22A1 (d)	4.992%	10/25/2036	828,677	364,313
Series 2007-AC4, Class A2 (1 mo. Term SOFR + 26.899%) (a)(f)	8.191%	2/25/2037	560,060	477,977
Bear Stearns Cos. LLC
Series 2008-R2, Class 2A2 (b)(d)	4.372%	6/25/2047	3,539,363	2,535,082

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 2A1 (d)(e)	4.200%	12/26/2046	221,082	156,968
Bella Vista Mortgage Trust
Series 2004-2, Class A1 (1 mo. Term SOFR + 0.854%) (a)	6.200%	2/25/2035	1,294,441	806,715
BINOM Securitization Trust
Series 2021-INV1, Class A1 (b)(d)	2.034%	6/25/2056	157,925	136,861
Bombardier Capital Mortgage Securitization Corp.
Series 2000-A, Class A2 (d)	7.575%	6/15/2030	3,879,580	371,280
CDC Mortgage Capital Trust
Series 2002-HE1, Class A (1 mo. Term SOFR + 0.734%) (a)	6.080%	1/25/2033	3,548	3,521
Series 2004-HE1, Class M1 (1 mo. Term SOFR + 0.969%) (a)	6.315%	6/25/2034	276,122	395,611
Charlie Mac
Series 2004-1, Class A8 (1 mo. Term SOFR + 0.664%) (a)	6.010%	8/25/2034	28,749	26,087
Chase Funding Mortgage Loan Asset-Backed
Series 2003-5, Class 1M2 (d)	5.641%	9/25/2032	82,069	70,185
Series 2004-1, Class 1A7 (c)	4.985%	11/25/2033	18,617	18,176
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A4 (d)(e)	4.860%	12/25/2035	318,771	278,925
Series 2006-S1, Class A5	6.500%	5/25/2036	4,052,892	1,846,401
Series 2006-S2, Class 1A19	6.250%	10/25/2036	450,811	164,764
Chase Mortgage Finance Corporation
Series 2004-S2, Class 2A4	5.500%	2/25/2034	191,290	180,975
Series 2007-S1, Class A1 (1 mo. Term SOFR + 0.714%) (a)	6.000%	2/25/2037	6,455,759	1,991,271
Series 2007-A1, Class 11M1 (d)	4.675%	3/25/2037	102,741	94,256
Series 2007-A3, Class 1A7 (d)	4.937%	12/25/2037	130,538	105,747
Series 2007-A3, Class 3A1 (d)(e)	4.599%	12/25/2037	331,886	263,019
Series 2019-ATR2, Class A11 (1 mo. Term SOFR + 1.014%) (a)(b)	6.360%	7/25/2049	1,142,587	1,098,329
Chaseflex Trust
Series 2005-2, Class 1A1	6.000%	6/25/2035	614,838	407,542
Series 2006-1, Class A5 (d)(e)	6.160%	6/25/2036	42,238	34,719
ChaseFlex Trust
Series 2007-1, Class 2A6	6.000%	2/25/2037	1,898,039	710,084
Series 2007-3, Class 1A2 (1 mo. Term SOFR + 0.574%) (a)	5.920%	7/25/2037	877,734	264,486
Series 2007-M1, Class 1A1 (1 mo. Term SOFR + 0.414%) (a)	5.760%	8/25/2037	305,949	274,565
Chevy Chase Mortgage Funding Corp.
Series 2005-2A, Class A2 (1 mo. Term SOFR + 0.344%) (a)(b)	5.690%	5/25/2036	113,555	100,672
Series 2005-CA, Class A1 (1 mo. Term SOFR + 0.324%) (a)(b)	5.670%	10/25/2046	188,139	183,361
Series 2006-1A, Class A1 (1 mo. Term SOFR + 0.264%) (a)(b)(e)	5.610%	12/25/2046	396,189	307,442
Series 2006-2A, Class A2 (1 mo. Term SOFR + 0.294%) (a)(b)	5.640%	4/25/2047	467,471	319,701
Series 2006-4A, Class A1 (1 mo. Term SOFR + 0.244%) (a)(b)	5.590%	11/25/2047	822,997	748,717
Series 2006-4A, Class A2 (1 mo. Term SOFR + 0.294%) (a)(b)	5.640%	11/25/2047	58,742	49,104

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
CIM Trust
Series 2019-INV1, Class A2 (30 day avg SOFR US + 1.114%) (a)(b)	6.450%	2/25/2049	168,719	164,961
Citicorp Mortgage Securities Inc.
Series 2005-1, Class 1A4 (e)	5.500%	2/25/2035	20,054	17,196
Series 2006-3, Class 1A4	6.000%	6/25/2036	1,326,300	1,150,820
Series 2006-4, Class 1A4	6.000%	8/25/2036	1,044,970	923,214
Series 2007-5, Class 1A9	6.000%	6/25/2037	58,334	50,711
Citigroup Financial Products, Inc.
Series 2005-WF2, Class AF6A (c)	6.129%	8/25/2035	881,225	771,559
Citigroup Mortgage Loan Trust Inc.
Series 1997-HUD1, Class A4 (d)(e)	2.663%	12/25/2030	211,654	97,022
Series 2004-HYB2, Class 2A (d)	6.238%	3/25/2034	148,796	129,569
Series 2005-2, Class 1A1 (d)	5.714%	5/25/2035	217,594	201,538
Series 2005-7, Class 2A3A (d)	4.070%	9/25/2035	776,367	516,840
Series 2006-8, Class A1 (1 mo. LIBOR US + 0.600%) (a)(b)	5.500%	10/25/2035	2,928,286	1,456,575
Series 2005-9, Class 1A1 (1 mo. Term SOFR + 0.374%) (a)	5.720%	11/25/2035	913,364	740,054
Series 2006-AR1, Class 2A1 (1 yr. CMT Rate + 2.400%) (a)	7.860%	3/25/2036	54,316	48,576
Series 2006-WF1, Class A2C (c)	4.557%	3/25/2036	407,960	188,727
Series 2007-AR1, Class A4 (1 mo. Term SOFR + 0.534%) (a)	5.880%	1/25/2037	5,929,947	1,194,968
Series 2007-OPX1, Class A2 (1 mo. Term SOFR + 0.314%) (a)	5.660%	1/25/2037	1,208,165	485,469
Series 2014-12, Class 2A5 (b)(d)	3.370%	2/25/2037	2,344,119	1,730,530
Series 2009-8, Class 2A2 (b)(d)(e)	6.100%	4/25/2037	2,060,848	1,130,890
Series 2007-9, Class 3A1 (b)	6.500%	6/25/2037	553,239	508,101
Series 2007-10, Class 22AA (d)	4.560%	9/25/2037	29,432	26,012
Series 2007-10, Class 2A4A (d)	7.336%	9/25/2037	33,298	32,284
Series 2022-J1, Class A1 (b)(d)	2.500%	2/25/2052	683,745	609,991
Citigroup Mortgage Loan Trust, Inc.
Series 2007-2, Class 1A2 (1 mo. Term SOFR + 0.464%) (a)	5.810%	11/25/2036	1,670,420	1,265,867
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A1 ( + 0.000%) (a)	6.000%	3/25/2037	558,495	465,894
CitiMortgage Alternative Loan Trust
Series 2006-A1, Class 1A5	5.500%	4/25/2036	204,799	181,894
Series 2006-A7, Class 1A1 ( + 0.000%) (a)	6.000%	12/25/2036	418,323	356,120
Series 2006-A7, Class 1A12	6.000%	12/25/2036	310,220	265,204
Series 2006-A7, Class 1A9 (1 mo. Term SOFR + 0.764%) (a)	6.000%	12/25/2036	272,102	216,201
Series 2007-A5, Class 1A3 (1 mo. Term SOFR + 0.614%) (a)	5.960%	5/25/2037	274,259	219,787

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
COLT Funding LLC
Series 2021-2R, Class A1 (b)	0.798%	7/27/2054	230,832	200,052
Series 2021-1R, Class A2 (b)(d)	1.165%	5/25/2065	2,405,610	2,034,083
Series 2021-4, Class A1 (b)(d)	1.397%	10/25/2066	836,385	686,349
Series 2021-HX1, Class A1 (b)(d)	1.110%	10/25/2066	159,460	131,836
COLT Mortgage Loan Trust
Series 2021-RPL1, Class A1 (b)(d)	1.665%	9/25/2061	1,086,592	970,560
Series 2021-1, Class A1 (b)(d)	0.910%	6/25/2066	1,122,677	932,501
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1 (b)(d)	7.360%	6/1/2030	8,302,287	2,622,056
Series 2001-2, Class M1 (d)	7.690%	3/1/2031	909,707	870,585
Series 2002-1, Class M2 (d)	9.546%	12/1/2033	1,716,770	1,648,031
Conseco Financial Corp.
Series 1995-5, Class B2 (d)	7.650%	9/15/2026	3,859,471	130,625
Series 1996-8, Class B1 (d)	7.950%	11/15/2026	1,268,317	1,267,842
Series 1996-6, Class B1 (d)	8.000%	9/15/2027	1,071,662	1,051,614
Series 1997-7, Class M1 (d)	7.030%	7/15/2028	427,343	414,234
Series 1998-3, Class M1 (d)	6.860%	3/1/2030	1,768,698	1,689,591
Series 1999-5, Class A6 (d)	7.500%	3/1/2030	6,275,633	1,993,080
Series 1999-4, Class A7	7.410%	5/1/2031	2,222,788	769,037
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1	5.500%	2/25/2025	17	17
Series 2003-J2, Class M	6.000%	10/25/2033	159,942	153,021
Series 2003-J3, Class 1A3	5.250%	11/25/2033	176,943	165,932
Series 2004-28CB, Class 2A5 (1 mo. Term SOFR + 0.514%) (a)	5.860%	1/25/2035	123,045	109,177
Series 2004-30CB, Class 2A3	5.750%	2/25/2035	1,890,712	1,245,078
Series 2004-34T1, Class A2	5.500%	2/25/2035	290,845	251,837
Series 2005-2, Class 2A1 (d)	5.692%	3/25/2035	247,917	234,830
Series 2005-10CB, Class 1A2 (1 mo. Term SOFR + 0.564%) (a)	5.500%	5/25/2035	933,349	700,586
Series 2005-19CB, Class A2 (1 mo. Term SOFR + 16.688%) (a)(f)	4.929%	6/25/2035	63,898	50,251
Series 2005-21CB, Class A7	5.500%	6/25/2035	36,725	27,481
Series 2005-24, Class 4A2 (1 mo. Term SOFR + 0.714%) (a)	6.057%	7/20/2035	419,005	285,090
Series 2005-17, Class 2A1 (1 mo. Term SOFR + 0.594%) (a)	5.940%	7/25/2035	673,498	517,892
Series 2005-29CB, Class A2 (1 mo. Term SOFR + 0.414%) (a)	5.760%	7/25/2035	617,041	320,186
Series 2005-29CB, Class A4	5.000%	7/25/2035	60,361	32,679
Series 2005-J7, Class 1A7 (1 mo. Term SOFR + 0.814%) (a)	5.500%	7/25/2035	634,357	286,581
Series 2005-J8, Class 1A5	5.500%	7/25/2035	299,820	207,163
Series 2005-27, Class 1A4 (d)	3.994%	8/25/2035	451,717	373,033
Series 2005-27, Class 1A5 (d)	4.084%	8/25/2035	429,105	370,330
Series 2005-27, Class 1A6 (1 mo. Term SOFR + 1.344%) (a)	6.690%	8/25/2035	415,660	306,328

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Countrywide Alternative Loan Trust (Continued)
Series 2005-28CB, Class 1A9 (1 mo. Term SOFR + 0.664%) (a)	5.500%	8/25/2035	2,200,411	1,728,851
Series 2005-28CB, Class 3A3 (1 mo. Term SOFR + 0.814%) (a)	6.000%	8/25/2035	2,429,105	833,647
Series 2005-28CB, Class 3A5	6.000%	8/25/2035	105,009	42,626
Series 2005-J10, Class 1A13 (1 mo. Term SOFR + 0.814%) (a)	5.500%	10/25/2035	315,841	190,254
Series 2005-51, Class 3A2A (12 Month US Treasury Average + 1.290%) (a)	6.443%	11/20/2035	764,127	647,365
Series 2005-49CB, Class A7	5.500%	11/25/2035	623,135	401,287
Series 2005-50CB, Class 3A1	6.000%	11/25/2035	1,125,795	424,836
Series 2005-53T2, Class 2A6 (1 mo. Term SOFR + 0.614%) (a)	5.960%	11/25/2035	2,678,160	1,434,447
Series 2005-53T2, Class 2A7 (1 mo. Term SOFR + 5.386%) (a)(f)(g)	0.040%	11/25/2035	2,678,160	185,593
Series 2005-57CB, Class 3A3	5.500%	12/25/2035	361,368	170,432
Series 2005-70CB, Class A4	5.500%	12/25/2035	239,249	154,171
Series 2005-76, Class 2A1 (12 Month US Treasury Average + 1.000%) (a)	6.153%	2/25/2036	22,058	19,560
Series 2006-8T1, Class 1A4	6.000%	4/25/2036	73,740	34,022
Series 2006-J2, Class A2 (1 mo. Term SOFR + 5.386%) (a)(f)(g)	0.040%	4/25/2036	2,130,407	174,733
Series 2006-6CB, Class 2A1 (1 mo. Term SOFR + 0.814%) (a)	5.750%	5/25/2036	5,364,120	1,547,278
Series 2006-7CB, Class 1A7 (1 mo. Term SOFR + 0.814%) (a)	6.000%	5/25/2036	614,981	263,168
Series 2006-9T1, Class A7	6.000%	5/25/2036	1,813,780	700,779
Series 2006-18CB, Class A11 (1 mo. Term SOFR + 0.614%) (a)	5.960%	7/25/2036	913,328	389,436
Series 2006-18CB, Class A5 (1 mo. Term SOFR + 0.464%) (a)	5.810%	7/25/2036	5,804,366	2,413,508
Series 2006-18CB, Class A7 (1 mo. Term SOFR + 0.464%) (a)	5.810%	7/25/2036	3,536,417	1,470,474
Series 2006-24CB, Class A22	6.000%	8/25/2036	429,521	234,019
Series 2006-24CB, Class A9	6.000%	8/25/2036	562,593	306,521
Series 2006-26CB, Class A20 (1 mo. Term SOFR + 0.464%) (a)	5.810%	9/25/2036	1,539,959	542,479
Series 2006-J5, Class 1A1	6.500%	9/25/2036	954,436	511,815
Series 2006-J5, Class 1A5	6.500%	9/25/2036	224,938	120,623
Series 2006-32CB, Class A16	5.500%	11/25/2036	46,518	25,155
Series 2006-32CB, Class A3	6.000%	11/25/2036	351,142	203,064
Series 2006-40T1, Class 2A1	6.000%	12/25/2036	1,069,274	315,434
Series 2006-40T1, Class 2A4	6.000%	12/25/2036	2,179,155	643,587
Series 2006-40T1, Class 2A6 (1 mo. Term SOFR + 6.486%) (a)(f)(g)	1.140%	12/25/2036	6,748,073	682,362
Series 2006-39CB, Class 2A1 (1 mo. Term SOFR + 0.564%) (a)	5.910%	1/25/2037	3,999,927	512,246
Series 2006-39CB, Class 2A4 (1 mo. Term SOFR + 0.564%) (a)	5.910%	1/25/2037	2,684,945	343,844
Series 2006-41CB, Class 1A7	6.000%	1/25/2037	295,471	150,239
Series 2006-41CB, Class 1A9 (e)	6.000%	1/25/2037	238,599	115,721
Series 2006-HY13, Class 4A1 (d)	4.769%	2/25/2037	443,567	375,384
Series 2007-2CB, Class 2A1 (1 mo. Term SOFR + 0.714%) (a)	5.750%	3/25/2037	302,984	128,559
Series 2007-J1, Class 2A6 (1 mo. Term SOFR + 0.714%) (a)	6.000%	3/25/2037	1,815,112	551,689
Series 2007-3T1, Class 1A2 (1 mo. Term SOFR + 0.614%) (a)	5.750%	4/25/2037	3,855,336	1,297,605
Series 2007-5CB, Class 1A18 (1 mo. Term SOFR + 5.536%) (a)(e)(f)(g)	0.190%	4/25/2037	364,880	29,418
Series 2007-5CB, Class 1A24 (h)	0.000%	4/25/2037	296,032	14,729

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Countrywide Alternative Loan Trust (Continued)
Series 2007-9T1, Class 1A4 (1 mo. Term SOFR + 0.614%) (a)	5.960%	5/25/2037	1,158,013	415,988
Series 2007-9T1, Class 1A5 (1 mo. Term SOFR + 5.386%) (a)(f)(g)	0.040%	5/25/2037	1,158,013	82,195
Series 2007-16CB, Class 1A5 (1 mo. Term SOFR + 0.514%) (a)	5.860%	8/25/2037	1,473,350	926,726
Series 2007-16CB, Class 2A2 (1 mo. Term SOFR + 53.629%) (a)(f)	9.086%	8/25/2037	716,532	887,529
Series 2007-16CB, Class 4A7	6.000%	8/25/2037	272,403	196,976
Series 2007-16CB, Class 5A1	6.250%	8/25/2037	218,123	100,451
Series 2007-17CB, Class 1A10 (1 mo. Term SOFR + 29.373%) (a)(f)	4.785%	8/25/2037	696,294	573,170
Series 2007-18CB, Class 1A6 (1 mo. Term SOFR + 38.313%) (a)(f)	6.242%	8/25/2037	384,238	290,576
Series 2008-1R, Class 1A1 (1 mo. Term SOFR + 0.584%) (a)	5.909%	8/25/2037	2,068,632	670,944
Series 2008-1R, Class 2A3	6.000%	8/25/2037	1,723,822	811,428
Series 2008-2R, Class 4A1 (d)	6.250%	8/25/2037	1,151,414	528,415
Series 2007-21CB, Class 2A3 (1 mo. Term SOFR + 0.614%) (a)	5.960%	9/25/2037	1,852,868	554,149
Series 2007-22, Class 2A16	6.500%	9/25/2037	1,060,270	397,056
Series 2007-23CB, Class A7 (1 mo. Term SOFR + 0.514%) (a)	5.860%	9/25/2037	1,852,401	690,745
Series 2007-24, Class A6 (1 mo. Term SOFR + 1.114%) (a)	6.460%	10/25/2037	217,913	54,229
Series 2007-24, Class A7 (1 mo. Term SOFR + 5.886%) (a)(f)(g)	0.540%	10/25/2037	217,913	19,894
Series 2007-25, Class 1A2	6.500%	11/25/2037	1,253,686	570,430
Series 2006-OA10, Class 1A1 (12 Month US Treasury Average + 0.960%) (a)	6.113%	8/25/2046	271,185	232,245
Series 2006-34, Class A5	6.250%	11/25/2046	809,257	382,890
Series 2006-42, Class 1A5	6.000%	1/25/2047	486,491	256,083
Series 2006-46, Class A2 (1 mo. Term SOFR + 0.634%) (a)	5.980%	2/25/2047	6,602,424	2,367,595
Series 2007-OA2, Class 1A1 (12 Month US Treasury Average + 0.840%) (a)	5.993%	3/25/2047	278,484	229,513
Series 2007-OH1, Class A1D (1 mo. Term SOFR + 0.324%) (a)	5.670%	4/25/2047	66,657	53,696
Countrywide Asset-Backed Certificates
Series 2004-BC3, Class M5 (1 mo. Term SOFR + 1.989%) (a)	7.335%	4/25/2034	616,461	537,265
Series 2004-BC3, Class M2 (1 mo. Term SOFR + 1.014%) (a)	6.360%	6/25/2034	256,146	251,968
Series 2005-AB4, Class 2A1 (1 mo. Term SOFR + 0.654%) (a)	6.000%	3/25/2036	283,970	242,030
Series 2006-1, Class AF6 (d)	4.513%	7/25/2036	25,576	24,556
Series 2006-15, Class A6 (d)	4.338%	10/25/2046	111,792	108,918
Series 2006-9, Class 1AF6 (d)	5.989%	10/25/2046	104,119	105,344
Series 2007-SEA2, Class 2A1 (1 mo. Term SOFR + 1.614%) (a)(b)	6.960%	6/25/2047	2,978,050	2,182,606
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-29, Class 1A1 (1 mo. Term SOFR + 0.654%) (a)	6.000%	2/25/2035	151,279	137,853
Series 2005-7, Class 3A2 (d)	3.466%	3/25/2035	683,511	513,531
Series 2005-J3, Class 2A1 (1 mo. Term SOFR + 0.464%) (a)	5.810%	9/25/2035	545,921	460,285
Series 2005-21, Class A12 (1 mo. Term SOFR + 21.947%) (a)(f)	2.407%	10/25/2035	23,290	16,473
Series 2006-6, Class A9	6.000%	4/25/2036	2,158,268	1,031,931
Series 2006-8, Class 1A1	6.000%	5/25/2036	2,253,343	1,374,386
Series 2006-J4, Class A3	6.250%	9/25/2036	128,979	47,939

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Countrywide Home Loan Mortgage Pass Through Trust (Continued)
Series 2006-J4, Class A4	6.250%	9/25/2036	102,417	38,066
Series 2006-J4, Class A9 (e)	6.250%	9/25/2036	59,892	21,202
Series 2007-4, Class 1A1	6.000%	5/25/2037	1,630,870	800,936
Series 2007-11, Class A12	6.000%	8/25/2037	563,286	236,302
Series 2007-18, Class 1A1 (e)	6.000%	11/25/2037	245,381	95,699
Countrywide Home Loans
Series 2003-48, Class 2A3 (d)	6.114%	10/25/2033	367,104	197,288
Series 2004-2, Class 3A1 (d)(e)	6.241%	3/25/2034	273,810	233,614
Series 2004-25, Class 2A1 (1 mo. Term SOFR + 0.794%) (a)	6.140%	2/25/2035	532,596	442,306
Series 2005-15, Class A5	5.500%	8/25/2035	459,295	243,471
Series 2005-19, Class 2A1 (1 mo. Term SOFR + 0.464%) (a)	5.810%	8/25/2035	330,887	59,807
Series 2005-16, Class A2 (1 mo. Term SOFR + 0.614%) (a)	5.500%	9/25/2035	352,663	197,478
Series 2005-17, Class 1A8	5.500%	9/25/2035	520,362	488,186
Series 2005-J3, Class 1A3 (1 mo. Term SOFR + 1.464%) (a)	6.000%	9/25/2035	1,304,398	895,705
Series 2005-21, Class A2	5.500%	10/25/2035	181,541	100,399
Series 2005-25, Class A17	5.500%	11/25/2035	394,187	185,384
Series 2005-HYB8, Class 4A1 (d)	4.542%	12/20/2035	130,440	113,399
Series 2005-31, Class 2A1 (d)	4.117%	1/25/2036	200,602	168,640
Series 2006-10, Class 1A11	5.850%	5/25/2036	170,705	72,572
Series 2006-9, Class A17 (1 mo. Term SOFR + 0.614%) (a)	5.960%	5/25/2036	1,081,923	399,440
Series 2007-3, Class A14 (1 mo. Term SOFR + 0.514%) (a)	5.860%	4/25/2037	665,325	232,995
Series 2007-3, Class A16	6.000%	4/25/2037	511,965	242,775
Series 2007-HY1, Class 1A1 (d)	4.402%	4/25/2037	901,226	803,046
Series 2007-10, Class A6 (g)	6.000%	7/25/2037	396,737	85,793
Series 2007-17, Class 1A1	6.000%	10/25/2037	289,062	197,877
Series 2007-20, Class A1	6.500%	1/25/2038	123,340	57,895
Credit Suisse First Boston Mortgage Securities
Series 2001-28, Class 1A1 (1 mo. LIBOR US + 0.650%) (a)	6.110%	11/25/2031	98,957	55,093
Series 2002-9, Class 1A1	7.000%	3/25/2032	835,900	739,793
Series 2004-6, Class 4A12 (1 mo. Term SOFR + 0.514%) (a)	5.860%	10/25/2034	103,518	88,885
Series 2005-4, Class 2A4	5.500%	6/25/2035	515,945	371,473
Series 2005-7, Class 2A2 (1 mo. Term SOFR + 0.414%) (a)	5.760%	8/25/2035	1,024,378	445,229
Series 2005-8, Class 5A1 (1 mo. Term SOFR + 19.210%) (a)(f)	4.511%	9/25/2035	950,308	424,046
Series 2005-9, Class 1A3	5.250%	10/25/2035	167,444	146,809
Series 2005-9, Class 3A1	6.000%	10/25/2035	3,145,346	946,056
Series 2005-9, Class 4A1 (1 mo. Term SOFR + 19.210%) (a)(f)	4.511%	10/25/2035	382,232	348,853
Series 2005-10, Class 10A3	6.000%	11/25/2035	379,327	90,470
Series 2005-10, Class 6A7	5.500%	11/25/2035	235,760	84,787
Series 2005-11, Class 1A1	6.500%	12/25/2035	1,125,386	532,067
Series 2005-11, Class 3A5	5.500%	12/25/2035	196,899	81,298
Series 2005-11, Class 8A5	6.000%	12/25/2035	160,486	120,686

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-9, Class 5A1 (1 mo. Term SOFR + 0.814%) (a)	6.160%	10/25/2035	563,945	264,354
Series 2005-10, Class 9A1	6.000%	11/25/2035	1,429,512	1,001,371
Credit Suisse Mortgage Capital Certificates
Series 2014-6R, Class 9A1 (b)(d)(e)	2.750%	12/27/2035	58,880	54,758
Series 2006-3, Class 5A7	6.000%	4/25/2036	2,193,599	507,684
Series 2007-3, Class 2A10	6.000%	4/25/2037	6,256,477	2,067,993
Series 2014-2R, Class 26A1 (b)(d)	3.000%	6/27/2037	297,040	290,557
Series 2022-RPL3, Class A1 (b)(d)(e)	3.846%	3/25/2061	285,529	280,390
Credit Suisse Mortgage Trust
Series 2013-6, Class 1A1 (b)(d)	2.500%	7/25/2028	31,360	29,512
Series 2006-1, Class 1A2 (1 mo. Term SOFR + 29.895%) (a)(f)	0.497%	2/25/2036	27,354	23,388
Series 2006-1, Class 5A1 (e)	6.000%	2/25/2036	39,774	18,992
Series 2006-2, Class 2A3	6.000%	3/25/2036	72,895	28,753
Series 2006-2, Class 6A8	5.750%	3/25/2036	213,351	111,013
Series 2006-3, Class 1A3 (c)	6.810%	4/25/2036	9,650,000	600,174
Series 2006-3, Class 1A4B (c)	6.664%	4/25/2036	2,008,353	124,777
Series 2006-6, Class 1A12	6.000%	7/25/2036	1,817,615	841,425
Series 2006-6, Class 1A4	6.000%	7/25/2036	2,157,454	998,746
Series 2006-6, Class 1A8	6.000%	7/25/2036	1,216,796	563,440
Series 2006-6, Class 2A2 (1 mo. Term SOFR + 5.786%) (a)(f)(g)	0.440%	7/25/2036	2,289,909	98,129
Series 2006-6, Class 2A4	6.500%	7/25/2036	4,500,834	1,083,913
Series 2006-7, Class 3A12	6.250%	8/25/2036	1,421,219	541,382
Series 2007-4R, Class 1A1 (b)(d)	5.532%	10/26/2036	66,567	55,929
Series 2007-1, Class 1A6A (d)	5.863%	2/25/2037	1,642,081	349,915
Series 2007-1, Class 5A13	6.000%	2/25/2037	1,660,024	869,287
Series 2007-1, Class 5A14	6.000%	2/25/2037	881,314	461,061
Series 2007-1, Class 5A4	6.000%	2/25/2037	489,944	256,309
Series 2007-3, Class 1A2 (d)	5.587%	4/25/2037	4,029,725	950,764
Series 2015-1R, Class 6A1 (1 mo. Term SOFR + 0.394%) (a)(b)(e)	4.781%	5/27/2037	116,637	112,298
Series 2007-4, Class 2A2	6.000%	6/25/2037	98,083	53,467
Series 2007-5, Class 3A19	6.000%	8/25/2037	201,895	147,196
Series 2013-6, Class 2A1 (b)(d)	3.500%	8/25/2043	566,581	507,310
Series 2020-RPL4, Class A1 (b)(d)	2.000%	1/25/2060	352,766	307,663
Series 2020-NQM1, Class A1 (b)(c)	1.208%	5/25/2065	144,406	131,555
Series 2021-NQM2, Class A3 (b)(d)	1.538%	2/25/2066	177,338	153,821
Series 2021-NQM6, Class A1 (b)(d)	1.174%	7/25/2066	1,987,579	1,637,514
Series 2021-NQM7, Class A3 (b)(d)	2.064%	10/25/2066	201,452	171,074

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7, Class AF5 (c)	3.575%	9/25/2034	18,175	17,103
Series 2006-CB5, Class A3 (1 mo. Term SOFR + 0.394%) (a)	5.740%	6/25/2036	426,485	274,492
Series 2006-CB8, Class A1 (1 mo. Term SOFR + 0.394%) (a)	5.740%	10/25/2036	73,297	64,313
Series 2007-RP1, Class A (1 mo. Term SOFR + 0.424%) (a)(b)	5.749%	5/25/2046	108,586	88,953
CSAB Mortgage-Backed Trust
Series 2006-1, Class A3 (1 mo. Term SOFR + 0.594%) (a)	5.940%	6/25/2036	4,882,980	772,213
Series 2007-1, Class 1A1A (d)	5.898%	5/25/2037	2,057,222	458,790
Series 2007-1, Class 4A1 (1 mo. Term SOFR + 0.464%) (a)	5.810%	5/25/2037	8,193,443	1,130,643
Deutsche Alt-A Securities Inc. Mortgage Loan Trust
Series 2005-4, Class A5 (d)	5.500%	9/25/2035	65,189	55,546
Series 2007-BAR1, Class A4 (1 mo. Term SOFR + 0.594%) (a)	5.940%	3/25/2037	7,517,050	519,204
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 1A6 (1 mo. Term SOFR + 35.094%) (a)(e)(f)	0.000%	11/25/2035	18,262	19,102
Series 2006-AB3, Class A5B (c)	6.800%	7/25/2036	552,102	453,246
Series 2006-AB4, Class A4B (c)	6.500%	10/25/2036	447,307	368,627
Series 2007-AR1, Class A5 (1 mo. Term SOFR + 0.594%) (a)	5.940%	1/25/2047	413,980	341,042
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5 (c)	6.160%	12/25/2033	24,239	22,794
Series 2006-PR1, Class 3A1 (1 mo. Term SOFR + 11.964%) (a)(b)(e)(f)	4.503%	4/15/2036	32,063	22,669
Series 2006-PR1, Class 4AF2 (1 mo. Term SOFR + 0.464%) (a)(b)	5.793%	4/15/2036	2,970,830	2,605,219
Series 2006-PR1, Class 5AF1 (1 mo. Term SOFR + 0.664%) (a)(b)	5.993%	4/15/2036	409,340	336,251
Series 2006-PR1, Class 5AI4 (1 mo. Term SOFR + 11.964%) (a)(b)(f)	4.503%	4/15/2036	489,961	413,733
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR2, Class 2A1A (1 mo. Term SOFR + 0.314%) (a)	5.653%	10/19/2036	824,006	534,037
Series 2005-AR5, Class 2A1A (1 mo. Term SOFR + 0.774%) (a)	6.113%	9/19/2045	4,668,904	2,492,075
Series 2006-AR1, Class 2A1A (12 Month US Treasury Average + 0.940%) (a)	6.093%	4/19/2046	2,411,938	1,924,553
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (b)(d)	0.797%	2/25/2066	2,253,033	1,892,938
Series 2021-1, Class A3 (b)(d)	1.106%	2/25/2066	373,837	314,343
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF5, Class M3 (1 mo. Term SOFR + 2.589%) (a)	7.935%	3/25/2034	280,256	253,078
Series 2004-FF5, Class A3C (1 mo. Term SOFR + 1.114%) (a)	6.460%	8/25/2034	2,168	1,941
First Horizon Alternative Mortgage Securities
Series 2005-FA3, Class 1A2 (1 mo. Term SOFR + 0.614%) (a)	5.500%	5/25/2035	1,770,617	1,038,644
Series 2006-RE1, Class A1 (d)(e)	5.500%	5/25/2035	47,778	28,285
Series 2005-FA6, Class A7	5.500%	9/25/2035	782,976	402,305
Series 2005-AA10, Class 2A1 (d)	5.856%	12/25/2035	119,907	89,230

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
First Horizon Alternative Mortgage Securities (Continued)
Series 2005-AA11, Class 2A1 (d)	4.725%	1/25/2036	382,000	185,212
Series 2006-AA2, Class 2A1 (d)	5.504%	5/25/2036	314,017	249,520
Series 2006-FA2, Class 1A3	6.000%	5/25/2036	1,875,153	768,557
Series 2006-FA2, Class 1A6	6.000%	5/25/2036	796,967	326,648
Series 2006-AA8, Class 2A1 (d)	5.197%	2/25/2037	230,211	130,489
Series 2006-FA8, Class 1A7	6.000%	2/25/2037	982,864	381,024
Series 2007-FA2, Class 1A5 (1 mo. Term SOFR + 0.414%) (a)	5.760%	4/25/2037	8,624	2,018
Series 2007-FA3, Class A5 (1 mo. Term SOFR + 0.714%) (a)	6.000%	6/25/2037	3,331,462	815,683
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1 (d)	6.231%	8/25/2035	177,079	121,548
Series 2007-AR3, Class 2A2 (d)(e)	5.664%	11/25/2037	59,911	37,624
FirstKey Mortgage Trust
Series 2015-1, Class A3 (b)(d)	3.500%	3/25/2045	47,027	42,124
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4 (b)(d)	4.000%	9/25/2048	140,693	132,615
Series 2019-1INV, Class A11 (1 mo. Term SOFR + 1.064%) (a)(b)	5.500%	10/25/2049	300,193	281,364
Series 2019-1INV, Class A13 (b)(d)	3.500%	10/25/2049	26,069	22,798
Series 2020-1INV, Class A11 (1 mo. Term SOFR + 0.964%) (a)(b)	6.000%	3/25/2050	1,413,951	1,331,273
Fremont Home Loan Trust
Series 2004-C, Class M2 (1 mo. Term SOFR + 1.164%) (a)	6.510%	8/25/2034	165,052	142,209
Series 2006-B, Class 2A2 (1 mo. Term SOFR + 0.314%) (a)	5.660%	8/25/2036	76,583	23,665
Series 2006-3, Class 1A1 (1 mo. Term SOFR + 0.394%) (a)	5.740%	2/25/2037	55,859	41,573
Galton Funding Mortgage Trust
Series 2019-2, Class A21 (b)(d)	4.000%	6/25/2059	55,255	50,237
GCAT
Series 2021-NQM1, Class A1 (b)(d)	0.874%	1/25/2066	722,042	609,525
Series 2021-NQM2, Class A1 (b)(d)	1.036%	5/25/2066	1,756,549	1,463,630
Series 2021-NQM2, Class A3 (b)(d)	1.499%	5/25/2066	1,227,571	1,034,640
Series 2021-NQM3, Class A1 (b)(d)	1.091%	5/25/2066	2,086,940	1,720,903
Series 2021-CM2, Class A1 (b)(d)	2.352%	8/25/2066	280,939	256,902
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2 (d)	6.233%	7/19/2035	108,247	78,287
Series 2007-HE3, Class 2A1 (d)	7.000%	9/25/2037	114,654	109,041
Greenpoint Manufactured Housing
Series 1999-5, Class M2 (d)	9.230%	12/15/2029	776,962	757,585
Series 2000-3, Class IA (d)	8.450%	6/20/2031	6,661,603	2,788,016
Greenpoint Mortgage Funding Trust
Series 2005-AR3, Class 1A1 (1 mo. Term SOFR + 0.594%) (a)	5.940%	8/25/2045	530,527	414,573

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
GS Mortgage Securities Corp.
Series 2008-2R, Class 2A1 (b)(d)(e)	7.500%	10/25/2036	239,674	27,922
Series 2009-4R, Class 2A3 (1 mo. Term SOFR + 0.564%) (a)(b)	5.889%	12/26/2036	2,996,231	2,029,056
Series 2015-3R, Class 1B (1 mo. Term SOFR + 0.394%) (a)(b)	5.740%	1/26/2037	726,381	630,182
GSAA Home Equity Trust
Series 2005-14, Class 1A2 (1 mo. Term SOFR + 0.814%) (a)	6.160%	12/25/2035	770,008	328,013
Series 2005-14, Class 2A3 (1 mo. Term SOFR + 0.814%) (a)(e)	6.160%	12/25/2035	295,649	240,067
Series 2006-2, Class 1A2 (1 mo. Term SOFR + 0.654%) (a)	6.000%	12/25/2035	1,047,334	926,549
Series 2006-10, Class AF3 (d)	5.985%	6/25/2036	1,081,012	265,628
Series 2006-11, Class 2A1 (1 mo. Term SOFR + 0.294%) (a)	5.640%	7/25/2036	483,132	92,665
Series 2007-5, Class 2A1A (1 mo. Term SOFR + 0.354%) (a)(e)	5.700%	4/25/2047	290,352	245,928
GSAA Trust
Series 2006-19, Class A1 (1 mo. Term SOFR + 0.294%) (a)	5.640%	12/25/2036	77,496	20,389
Series 2007-8, Class A3 (1 mo. Term SOFR + 1.014%) (a)	6.360%	8/25/2037	261,941	250,103
Series 2007-10, Class A2A	6.500%	11/25/2037	2,160,108	859,273
Series 2006-7, Class AF2 (d)	5.995%	3/25/2046	455,345	167,014
GSAMP Trust
Series 2006-S5, Class A2 (c)	6.158%	9/25/2036	6,177,952	90,613
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF (1 mo. Term SOFR + 0.464%) (a)(b)	5.810%	1/25/2035	31,058	26,278
Series 2005-RP3, Class 1AF (1 mo. Term SOFR + 0.464%) (a)(b)	5.810%	9/25/2035	441,715	371,010
Series 2006-RP1, Class 1AS (b)(d)(g)	0.000%	1/25/2036	13,063,955	16,961
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4	5.500%	1/25/2034	24,958	24,176
Series 2005-AR3, Class 5A1 (d)	6.644%	5/25/2035	927,953	770,670
Series 2005-6F, Class 3A11 (1 mo. Term SOFR + 0.414%) (a)	5.760%	7/25/2035	498,621	384,908
Series 2005-AR6, Class B1 (d)	5.840%	9/25/2035	86,690	73,472
Series 2005-9F, Class 1A6	5.500%	12/25/2035	313,855	249,881
Series 2006-AR1, Class 3A1 (d)	4.608%	1/25/2036	228,423	233,728
Series 2006-3F, Class 2A3	5.750%	3/25/2036	409,634	349,397
Series 2006-3F, Class 5A1 (1 mo. Term SOFR + 0.464%) (a)	5.810%	3/25/2036	1,333,565	193,301
Series 2006-3F, Class 5A2 (1 mo. Term SOFR + 7.036%) (a)(f)(g)	1.690%	3/25/2036	387,266	34,590
Series 2006-AR2, Class 3A1 (d)	5.891%	4/25/2036	474,444	281,694
Series 2006-4F, Class 4A2 (1 mo. Term SOFR + 7.036%) (a)(f)(g)	1.690%	5/25/2036	8,923,913	887,779
Series 2006-7F, Class 4A2	6.500%	8/25/2036	1,708,544	558,876
Series 2006-10F, Class 4A1 (1 mo. Term SOFR + 0.464%) (a)	5.810%	1/25/2037	1,671,568	236,342
Series 2007-OA1, Class 2A3A (1 mo. Term SOFR + 0.424%) (a)	5.770%	5/25/2037	717,359	392,612
Series 2006-OA1, Class 2A2 (1 mo. Term SOFR + 0.634%) (a)	5.980%	8/25/2046	3,306,688	775,106
Series 2007-AR1, Class 2A1 (d)	4.307%	3/25/2047	43,217	25,850

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Harborview Mortgage Loan Trust
Series 2005-1, Class 2A1A (1 mo. Term SOFR + 0.654%) (a)(e)	5.993%	3/19/2035	69,094	61,853
Series 2005-15, Class 3A11 (12 Month US Treasury Average + 2.000%) (a)	7.153%	10/20/2045	2,277,558	1,637,228
Series 2006-BU1, Class 2A1B (1 mo. Term SOFR + 0.614%) (a)	5.953%	2/19/2046	580,667	411,678
Series 2006-4, Class 1A2A (1 mo. Term SOFR + 0.494%) (a)	5.833%	5/19/2046	2,938,610	1,474,324
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A3 (1 mo. Term SOFR + 0.934%) (a)	6.273%	11/19/2034	248,811	217,800
Series 2005-14, Class 3A1A (d)	6.575%	12/19/2035	29,217	27,296
Series 2005-14, Class 4A1A (d)	4.537%	12/19/2035	1,326,981	672,870
Series 2005-16, Class 3A1A (1 mo. Term SOFR + 0.614%) (a)	5.953%	1/19/2036	2,013,902	1,218,785
Series 2006-8, Class 1A1 (1 mo. Term SOFR + 0.514%) (a)	5.830%	7/21/2036	733,137	353,163
Series 2006-5, Class 2A1A (1 mo. Term SOFR + 0.474%) (a)	5.813%	7/19/2046	1,521,254	804,489
Series 2007-4, Class 2A1 (1 mo. Term SOFR + 0.554%) (a)	5.673%	7/19/2047	319,717	286,575
HarborView Mortgage Loan Trust 2007-2
Series 2007-2, Class 2A1A (1 mo. Term SOFR + 0.434%) (a)	5.620%	5/25/2038	3,762,027	2,871,374
Home Equity Asset Trust
Series 2003-7, Class A2 (1 mo. Term SOFR + 0.874%) (a)(e)	6.220%	3/25/2034	32,585	29,001
Homebanc Mortgage Trust
Series 2005-1, Class A2 (1 mo. Term SOFR + 0.734%) (a)	6.080%	3/25/2035	507,855	380,218
HSBC Asset Loan Obligation
Series 2007-WF1, Class A1 (1 mo. Term SOFR + 0.234%) (a)	4.806%	12/25/2036	1,266,373	368,833
HSI Asset Securitization Corp.
Series 2007-HE2, Class 2A1 (1 mo. Term SOFR + 0.224%) (a)	5.570%	4/25/2037	170,816	87,604
Impac CMB Trust
Series 2004-5, Class 1M2 (1 mo. Term SOFR + 0.984%) (a)(e)	6.330%	10/25/2034	20,447	18,443
Series 2004-6, Class 1A2 (1 mo. Term SOFR + 0.894%) (a)	6.240%	10/25/2034	70,233	68,437
Series 2004-6, Class 2A (c)	6.060%	10/25/2034	387,961	414,782
Series 2004-6, Class M2 (1 mo. Term SOFR + 1.014%) (a)(e)	6.360%	10/25/2034	19,550	17,321
Series 2004-6, Class M4 (1 mo. Term SOFR + 1.839%) (a)(e)	7.185%	10/25/2034	13,033	11,547
Series 2004-11, Class 2A1 (1 mo. Term SOFR + 0.774%) (a)	6.120%	3/25/2035	68,937	61,419
Series 2005-6, Class 2B1 (1 mo. Term SOFR + 2.664%) (a)	8.010%	10/25/2035	7,866	7,793
Series 2005-8, Class 1AM (1 mo. Term SOFR + 0.814%) (a)	6.160%	2/25/2036	1,024,383	917,431
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1 (1 mo. Term SOFR + 0.814%) (a)	6.160%	5/25/2036	45,443	39,688
Impac Secured Assets Corp.
Series 2005-2, Class A2D (1 mo. Term SOFR + 0.974%) (a)	6.320%	3/25/2036	42,428	33,384
Series 2007-3, Class A1A (1 mo. Term SOFR + 0.334%) (a)	5.680%	9/25/2037	123,722	108,660

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1 (b)(d)	1.073%	9/25/2056	3,238,265	2,642,177
Series 2021-NQM2, Class A3 (b)(d)	1.516%	9/25/2056	251,150	207,188
Series 2021-NQM3, Class A1 (b)(d)	1.595%	11/25/2056	526,889	444,444
IndyMac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3	6.000%	8/25/2037	2,644,393	999,038
Series 2007-A1, Class A7	6.000%	8/25/2037	1,372,531	519,386
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1	6.500%	9/25/2037	26,507	14,377
Indymac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A2 (d)	4.014%	3/25/2037	282,690	209,856
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1 (d)(e)	4.394%	9/25/2036	313,355	179,239
Series 2006-AR2, Class 4A1 (d)	4.099%	9/25/2036	158,533	136,704
Series 2007-AR1, Class 1A1 (d)	4.014%	3/25/2037	175,768	127,793
IndyMac INDX Mortgage Loan Trust
Series 2005-AR5, Class 4A1 (d)	4.425%	5/25/2035	217,353	146,169
Series 2006-AR5, Class 2A1 (d)	3.644%	5/25/2036	1,404,552	1,276,850
Series 2007-AR21, Class 1A2 (d)	4.727%	11/25/2036	169,449	154,705
Series 2006-AR37, Class 1A1 (d)	4.274%	2/25/2037	66,993	54,839
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A (1 mo. Term SOFR + 0.374%) (a)	5.720%	8/25/2036	62,510	58,391
Series 2007-A, Class 1A (1 mo. Term SOFR + 0.334%) (a)	5.680%	4/25/2037	274,533	203,416
Series 2007-A, Class 2A2 (1 mo. Term SOFR + 0.304%) (a)(e)	5.650%	4/25/2037	143,655	85,834
Series 2007-A, Class 2A4B (1 mo. Term SOFR + 0.564%) (a)	5.910%	4/25/2037	3,710,580	1,427,596
Investment Capital Access, Inc.
Series 12-1, Class 1M1 (c)	7.630%	7/28/2033	34,084	33,926
JP Morgan Alternative Loan Trust
Series 2005-S1, Class 2A11 (e)	6.000%	12/25/2035	11,273	6,324
Series 2006-A1, Class 2A2 (d)	4.861%	3/25/2036	2,551,754	1,903,542
Series 2006-S1, Class 3A5 (d)	5.730%	3/25/2036	41,489	39,790
Series 2006-A2, Class 2A2 (d)	4.859%	5/25/2036	1,065,402	633,192
Series 2006-A2, Class 3A1 (d)	4.295%	5/25/2036	734,052	408,658
Series 2006-S3, Class A5 (c)	6.920%	8/25/2036	1,066,112	742,001
Series 2006-S3, Class A6 (c)	6.620%	8/25/2036	30,836	29,054
Series 2006-A4, Class A8 (d)	4.153%	9/25/2036	7,964	8,881
Series 2006-A5, Class 1A1 (1 mo. Term SOFR + 0.434%) (a)(e)	5.780%	10/25/2036	184,858	152,970
Series 2006-A6, Class 2A6 (d)	4.589%	11/25/2036	806,295	647,912
Series 2007-A2, Class 2A1 (d)	4.882%	5/25/2037	152,830	131,372

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
JP Morgan Mortgage Trust
Series 2005-S3, Class 2A2	5.500%	7/25/2024	164,698	134,141
Series 2004-A1, Class 5A1 (d)	6.240%	2/25/2034	62,323	61,245
Series 2004-A3, Class 1A1 (d)	6.785%	7/25/2034	100,810	90,941
Series 2005-A1, Class 3A4 (d)	5.510%	2/25/2035	27,989	26,246
Series 2005-A2, Class 2A1 (d)	3.881%	4/25/2035	84,091	66,398
Series 2007-A1, Class 5A6 (d)	5.514%	7/25/2035	127,647	120,146
Series 2005-A8, Class 1A1 (d)	4.987%	11/25/2035	1,009,971	800,607
Series 2006-A4, Class 5A1 (d)	4.543%	6/25/2036	122,384	83,918
Series 2006-S3, Class 1A13	6.500%	8/25/2036	628,795	198,887
Series 2006-A6, Class 3A2 (d)	4.660%	10/25/2036	377,122	211,790
Series 2006-A7, Class 2A3 (d)	4.458%	1/25/2037	1,179,218	879,017
Series 2007-S1, Class 2A22	5.750%	3/25/2037	308,822	113,505
Series 2007-S1, Class 2A3 (1 mo. Term SOFR + 0.614%) (a)	5.960%	3/25/2037	149,465	42,571
Series 2007-S3, Class 1A18 (1 mo. Term SOFR + 0.614%) (a)	5.960%	8/25/2037	862,113	280,317
Series 2013-3, Class A3 (b)(d)	3.357%	7/25/2043	118,872	107,192
Series 2014-IVR6, Class 2A4 (b)(d)	6.592%	7/25/2044	619	617
Series 2016-1, Class A7 (b)(d)	3.500%	5/25/2046	234,951	206,818
Series 2016-3, Class 1A10 (b)(d)	3.000%	10/25/2046	784,195	646,065
Series 2016-4, Class A12 (b)(d)	3.000%	10/25/2046	833,267	656,967
Series 2017-4, Class A3 (b)(d)	3.500%	11/25/2048	4,807	4,291
Series 2019-INV1, Class A11 (1 mo. Term SOFR + 1.064%) (a)(b)	6.410%	10/25/2049	1,476,447	1,426,158
Series 2019-8, Class A11 (1 mo. Term SOFR + 0.964%) (a)(b)	6.310%	3/25/2050	201,943	191,267
Series 2019-INV3, Class A11 (1 mo. Term SOFR + 1.114%) (a)(b)	6.000%	5/25/2050	788,430	753,532
Series 2020-2, Class A7A (b)(d)	3.000%	7/25/2050	943,408	795,373
Series 2020-INV1, Class A11 (1 mo. Term SOFR + 0.944%) (a)(b)(e)	6.000%	8/25/2050	4,566	4,132
Series 2020-5, Class A11 (1 mo. Term SOFR + 1.114%) (a)(b)	6.439%	12/25/2050	373,202	355,220
Series 2020-8, Class A11 (30 day avg SOFR US + 0.900%) (a)(b)	6.224%	3/25/2051	695,902	655,307
Series 2021-3, Class A4 (b)(d)	2.500%	7/25/2051	73,456	64,114
Series 2021-6, Class A4 (b)(d)	2.500%	10/25/2051	411,677	355,656
Series 2022-1, Class A4 (b)(d)	2.500%	7/25/2052	1,365,644	1,167,191
JP Morgan Reremic
Series 2014-1, Class 3A1 (b)	3.000%	5/26/2037	486,307	449,423
Lehman Mortgage Trust
Series 2005-2, Class 3A5	5.500%	12/25/2035	1,223,962	643,854
Series 2006-1, Class 3A5	5.500%	2/25/2036	2,224,343	1,569,850
Series 2006-2, Class 1A1 (d)	5.772%	4/25/2036	157,683	98,024
Series 2006-3, Class 1A10	6.000%	7/25/2036	1,267,246	623,260

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Lehman Mortgage Trust (Continued)
Series 2006-7, Class 1A3 (1 mo. Term SOFR + 5.236%) (a)(f)(g)	0.000%	11/25/2036	3,344,991	194,988
Series 2006-7, Class 1A8 (1 mo. Term SOFR + 0.294%) (a)	5.640%	11/25/2036	2,482,171	1,110,631
Series 2006-7, Class 2A2 (1 mo. Term SOFR + 0.564%) (a)	5.910%	11/25/2036	6,464,002	1,625,863
Series 2006-7, Class 2A5 (1 mo. Term SOFR + 6.436%) (a)(f)(g)	1.090%	11/25/2036	7,940,612	683,089
Series 2006-7, Class 3A1 (1 mo. Term SOFR + 0.464%) (a)	5.810%	11/25/2036	10,726,250	1,452,773
Series 2006-9, Class 1A2 (1 mo. Term SOFR + 0.714%) (a)	5.750%	1/25/2037	1,154,545	606,697
Series 2008-4, Class A1 (1 mo. Term SOFR + 0.494%) (a)	5.840%	1/25/2037	7,851,398	2,267,063
Series 2007-1, Class 2A3 (1 mo. Term SOFR + 6.516%) (a)(f)(g)	1.170%	2/25/2037	8,567,683	687,149
Series 2007-2, Class 1A1	5.750%	2/25/2037	1,056,195	691,643
Series 2008-3, Class A1 (1 mo. Term SOFR + 0.484%) (a)	5.830%	2/25/2037	26,615,558	6,098,154
Series 2007-3, Class 1A2 (1 mo. Term SOFR + 6.586%) (a)(e)(f)(g)	1.240%	3/25/2037	1,383,349	189,242
Series 2007-4, Class 2A3 (1 mo. Term SOFR + 0.444%) (a)	5.790%	5/25/2037	5,502,912	1,081,253
Series 2007-5, Class 1A3	5.750%	6/25/2037	398,912	354,884
Series 2007-6, Class 1A7	6.000%	7/25/2037	343,423	303,312
Series 2007-7, Class 1A1 (1 mo. Term SOFR + 0.614%) (a)	5.960%	8/25/2037	2,169,089	972,621
Series 2008-2, Class 1A1	6.000%	3/25/2038	308,495	90,183
Lehman XS Trust
Series 2005-10, Class 1A1 (1 mo. Term SOFR + 0.634%) (a)	5.980%	1/25/2036	962,730	766,820
Series 2007-6, Class 1A1 (6 mo. Term SOFR + 1.678%) (a)	7.004%	5/25/2037	506,957	393,349
Series 2007-10H, Class 2A2	7.500%	7/25/2037	394,339	358,359
Series 2007-15N, Class 2A1 (1 mo. Term SOFR + 0.614%) (a)	5.960%	8/25/2037	29,401	27,571
Series 2006-10N, Class 2A1 (1 mo. Term SOFR + 0.354%) (a)(e)	5.700%	5/25/2046	180,133	160,895
Series 2007-15N, Class 4A1 (1 mo. Term SOFR + 1.014%) (a)	6.360%	8/25/2047	392,435	322,237
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1 (1 mo. Term SOFR + 0.554%) (a)	5.900%	6/25/2034	316,900	308,131
Series 2006-A, Class A1 (1 mo. Term SOFR + 0.294%) (a)	5.640%	5/25/2036	975,991	19,493
Luminent Mortgage Trust
Series 2006-3, Class 12A1 (1 mo. Term SOFR + 0.534%) (a)	5.880%	5/25/2036	107,496	92,825
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3 (d)	5.708%	5/25/2034	188,520	173,810
Series 2005-6, Class 7A1 (d)	7.247%	6/25/2035	287,963	255,937
Series 2005-6, Class 5A1 (d)	3.501%	7/25/2035	156,594	133,131
Series 2005-7, Class 3A1 (d)	3.860%	9/25/2035	356,370	209,674
Series 2006-2, Class 2A1 (d)	6.166%	4/25/2036	58,404	29,202
Series 2006-OA1, Class 1A1 (1 mo. Term SOFR + 0.324%) (a)	5.670%	4/25/2046	225,463	191,161

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
MASTR Alternative Loans Trust
Series 2004-4, Class 1A1 (e)	5.500%	5/25/2034	20,562	17,838
Series 2004-13, Class 10A3	5.750%	1/25/2035	452,890	377,991
Series 2005-4, Class 5A1	6.000%	5/25/2035	593,873	506,178
Series 2005-5, Class 3A1	5.750%	8/25/2035	3,731,143	1,760,148
Series 2005-6, Class 2A1 (1 mo. Term SOFR + 0.564%) (a)	5.910%	12/25/2035	3,483,768	587,591
Series 2006-1, Class A2 (1 mo. Term SOFR + 0.814%) (a)	6.000%	2/25/2036	1,895,372	644,624
Series 2006-2, Class 2A1 (1 mo. Term SOFR + 0.514%) (a)	5.860%	3/25/2036	239,967	24,681
Series 2006-3, Class 2A2	6.750%	7/25/2036	1,065,127	352,774
Series 2007-1, Class 2A15 (1 mo. Term SOFR + 0.484%) (a)	5.830%	10/25/2036	2,587,145	527,782
Series 2007-1, Class 2A7	6.000%	10/25/2036	983,519	282,653
Series 2007-HF1, Class 1A1 (d)	4.063%	10/25/2047	617,670	488,005
MASTR Asset Backed Securities Trust
Series 2006-FRE2, Class A5 (1 mo. Term SOFR + 0.594%) (a)	5.940%	3/25/2036	236,683	144,726
Series 2006-AM2, Class A3 (1 mo. Term SOFR + 0.454%) (a)	5.800%	6/25/2036	532,654	475,557
MASTR Asset Securitization Trust
Series 2004-4, Class 1A7	5.250%	12/26/2033	209,715	195,038
Series 2006-2, Class 1A14	6.000%	6/25/2036	580,199	325,649
MASTR Resecuritization Trust
Series 2008-1, Class A1 (b)(d)(e)	6.000%	9/27/2037	448,324	297,575
MASTR Specialized Loan Trust
Series 2007-1, Class A (1 mo. Term SOFR + 0.854%) (a)(b)	6.200%	1/25/2037	606,533	243,882
Merrill Lynch Mortgage Investors Trust
Series 2007-2, Class 1A1 (1 yr. CMT Rate + 2.400%) (a)	7.590%	8/25/2036	357,404	305,638
Series 2006-3, Class 2A1 (d)	5.866%	10/25/2036	676,972	571,701
Series 2006-RM3, Class A1B (1 mo. Term SOFR + 0.494%) (a)	5.840%	6/25/2037	5,939,596	206,298
Metlife Securitization Trust
Series 2020-INV1, Class A2A (b)(d)	2.500%	5/25/2050	30,494	24,678
MFRA Trust
Series 2021-INV2, Class A1 (b)(d)	1.906%	11/25/2056	142,954	122,407
Series 2021-NQM2, Class A1 (b)(d)	1.029%	11/25/2064	959,808	826,405
Series 2020-NQM3, Class A1 (b)(d)	1.014%	1/26/2065	145,170	132,305
MLCC Mortgage Investors, Inc.
Series 2003-A, Class 2A1 (1 mo. Term SOFR + 0.894%) (a)	6.240%	3/25/2028	22,294	20,572
Series 2003-F, Class A1 (1 mo. Term SOFR + 0.754%) (a)	6.100%	10/25/2028	90,660	84,392
Series 2003-H, Class A1 (1 mo. Term SOFR + 0.754%) (a)(e)	6.100%	1/25/2029	361,938	305,838
Series 2004-A, Class B1 (1 mo. Term SOFR + 0.864%) (a)	6.210%	4/25/2029	82,034	58,747
Series 2004-G, Class A1 (1 mo. Term SOFR + 0.674%) (a)	6.020%	1/25/2030	49,587	45,666

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Morgan Stanley Capital Inc.
Series 2003-NC8, Class B1 (1 mo. Term SOFR + 5.514%) (a)	10.860%	9/25/2033	119,173	116,591
Series 2005-HE1, Class M2 (1 mo. Term SOFR + 0.819%) (a)	6.165%	12/25/2034	250,039	233,909
Series 2006-HE6, Class A2FP (1 mo. Term SOFR + 0.234%) (a)	5.580%	9/25/2036	158,532	53,708
Series 2007-HE1, Class A2C (1 mo. Term SOFR + 0.264%) (a)	5.610%	11/25/2036	521,255	295,842
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A (d)	5.464%	7/25/2034	28,247	25,171
Series 2004-11AR, Class 1A2A (1 mo. Term SOFR + 0.424%) (a)	5.770%	1/25/2035	77,964	71,264
Series 2005-4, Class 4A (d)	4.570%	8/25/2035	34,560	15,854
Series 2005-6AR, Class 3A2 (d)	5.360%	11/25/2035	521,919	442,610
Series 2005-7, Class 7A6	5.500%	11/25/2035	127,086	113,562
Series 2005-10, Class 1A1 (1 mo. Term SOFR + 0.814%) (a)	5.750%	12/25/2035	383,015	227,215
Series 2005-10, Class 1A5	5.750%	12/25/2035	26,601	17,406
Series 2005-9AR, Class 2A (d)	5.525%	12/25/2035	234,305	212,171
Series 2006-3AR, Class 2A3 (d)	4.944%	3/25/2036	613,873	357,002
Series 2006-7, Class 5A2 (d)(e)	5.962%	6/25/2036	39,727	8,442
Series 2006-8AR, Class 4A2 (d)	7.500%	6/25/2036	11,896	10,180
Series 2006-11, Class 2A1	6.000%	8/25/2036	431,388	175,086
Series 2006-16AX, Class 1A (1 mo. Term SOFR + 0.454%) (a)	5.800%	11/25/2036	2,857,468	473,742
Series 2007-10XS, Class A19 (d)	6.000%	2/25/2037	549,283	169,068
Series 2007-7AX, Class 1A (1 mo. Term SOFR + 0.554%) (a)	5.900%	4/25/2037	2,054,248	500,526
Series 2007-11AR, Class 2A3 (d)	2.894%	6/25/2037	84,532	43,498
Series 2007-14AR, Class 3A3 (d)	4.502%	10/25/2037	320,547	291,493
Series 2007-1XS, Class 2A4A (c)	6.584%	9/25/2046	5,602,203	1,419,359
Series 2006-17XS, Class A6 (c)	6.077%	10/25/2046	2,142,705	505,872
Series 2007-6XS, Class 2A5S (c)	6.500%	2/25/2047	1,692,502	569,921
Morgan Stanley Reremic Trust
Series 2013-R3, Class 6B2 (b)(d)	4.209%	12/26/2036	325,920	272,008
Series 2010-R5, Class 3B (b)(c)(e)	3.479%	3/26/2037	274,209	212,238
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF3 (d)	4.674%	10/25/2036	1,549,057	294,234
New Century Home Equity Loan Trust
Series 2002-1, Class M2 (1 mo. Term SOFR + 2.214%) (a)(e)	7.560%	3/25/2032	77,746	71,215
Series 2004-4, Class M2 (1 mo. Term SOFR + 0.909%) (a)(e)	6.255%	2/25/2035	43,921	38,453
Series 2006-S1, Class A1 (1 mo. Term SOFR + 0.454%) (a)	5.800%	3/25/2036	10,339,002	262,200
NMLT Trust
Series 2021-INV1, Class A1 (b)(d)	1.185%	5/25/2056	2,051,188	1,713,894
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2 (d)	5.755%	6/25/2036	127,132	32,198

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Nomura Asset Acceptance Corporation
Series 2006-WF1, Class A5 (c)	6.757%	6/25/2036	902,390	227,868
Series 2006-AF2, Class 2A (d)(e)	4.161%	8/25/2036	936,415	721,039
Series 2006-AF2, Class 4A (d)(e)	6.620%	8/25/2036	784,942	667,201
Series 2007-2, Class A1B (d)	6.017%	6/25/2037	1,109,228	910,565
Series 2007-1, Class 1A1A (c)	6.495%	3/25/2047	842,036	709,488
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1 (c)	6.532%	10/25/2036	1,428,213	302,446
Nomura Resecuritization Trust
Series 2011-4RA, Class 3A10 (b)(d)	4.412%	12/26/2035	2,499,826	769,687
Series 2015-10R, Class 1A2 (b)(d)	5.704%	12/25/2036	1,271,596	994,123
Novastar Home Equity Loan
Series 2003-1, Class A2 (1 mo. Term SOFR + 0.894%) (a)(e)	6.240%	5/25/2033	77,581	69,629
Series 2006-3, Class A2C (1 mo. Term SOFR + 0.434%) (a)	5.780%	10/25/2036	4,327,550	1,811,197
Series 2006-5, Class A2B (1 mo. Term SOFR + 0.354%) (a)	5.700%	11/25/2036	955,168	284,442
Oakwood Mortgage Investors, Inc.
Series 1997-A, Class B1	7.450%	5/15/2027	51,411	46,420
Series 1999-C, Class A2	7.475%	8/15/2027	464,343	361,191
Onslow Bay Financial LLC
Series 2018-1, Class A2 (1 mo. Term SOFR + 0.764%) (a)(b)	6.110%	6/25/2057	79,114	76,578
Series 2020-EXP1, Class 1A8 (b)(d)	3.500%	2/25/2060	386,109	339,071
Series 2020-EXP1, Class 2A1 (1 mo. Term SOFR + 0.864%) (a)(b)	6.210%	2/25/2060	26,176	25,217
Series 2020-EXP2, Class A9 (b)(d)	3.000%	5/25/2060	257,918	216,051
Series 2021-NQM2, Class A1 (b)(d)	1.101%	5/25/2061	4,749,228	3,768,708
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C (1 mo. Term SOFR + 0.434%) (a)	5.780%	9/25/2037	1,395,826	606,760
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1	6.000%	5/25/2037	216,967	188,706
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3 (d)	4.395%	6/18/2037	7,385	7,003
Prime Mortgage Trust
Series 2005-4, Class 1A2 (e)	5.000%	7/25/2024	110,059	86,946
Series 2006-CL1, Class A1 (1 mo. Term SOFR + 0.614%) (a)	5.960%	2/25/2035	90,011	88,962
Series 2006-DR1, Class 2A2 (b)	6.000%	5/25/2035	417,558	352,084
Series 2005-4, Class 2A9	5.500%	10/25/2035	77,684	69,515
Series 2006-1, Class 3A1 (1 mo. Term SOFR + 0.464%) (a)	5.810%	6/25/2036	1,284,672	883,175
Series 2006-2, Class 1A21 (1 mo. Term SOFR + 0.444%) (a)	5.790%	11/25/2036	2,784,025	2,158,086
PSMC Trust
Series 2021-1, Class A11 (b)(d)	2.500%	3/25/2051	461,091	399,073

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
RALI Trust
Series 2005-QA7, Class A1 (d)	4.865%	7/25/2035	1,826,319	1,241,527
Series 2005-QA8, Class CB21 (d)	5.391%	7/25/2035	417,784	226,888
Series 2005-QS10, Class 3A1 (1 mo. Term SOFR + 0.614%) (a)	5.500%	8/25/2035	286,638	194,310
Series 2005-QS12, Class A8 (1 mo. Term SOFR + 0.464%) (a)	5.500%	8/25/2035	3,146,483	2,455,362
Series 2005-QS14, Class 2A1	6.000%	9/25/2035	3,343,477	1,118,367
Series 2005-QS14, Class 3A1	6.000%	9/25/2035	879,392	712,067
Series 2005-QS16, Class A1 (1 mo. Term SOFR + 0.814%) (a)	5.500%	11/25/2035	970,227	776,857
Series 2006-QA1, Class A21 (d)(e)	5.260%	1/25/2036	720,946	479,429
Series 2006-QS2, Class 1A14 (1 mo. Term SOFR + 0.814%) (a)	5.500%	2/25/2036	261,940	194,628
Series 2006-QS3, Class 2AP (e) (h)	0.000%	3/25/2036	486,589	214,099
Series 2006-QS4, Class A12 (1 mo. Term SOFR + 0.614%) (a)	5.750%	4/25/2036	1,976,828	1,421,023
Series 2006-QS4, Class A2	6.000%	4/25/2036	363,597	282,043
Series 2006-QS6, Class 1A1	6.000%	6/25/2036	453,062	340,292
Series 2006-QS6, Class 1A13	6.000%	6/25/2036	169,775	127,524
Series 2006-QS6, Class 1A5	5.750%	6/25/2036	215,151	159,225
Series 2006-QS7, Class A4 (1 mo. Term SOFR + 0.514%) (a)	5.860%	6/25/2036	81,960	57,406
Series 2006-QA5, Class 1A1 (1 mo. Term SOFR + 0.474%) (a)	5.820%	7/25/2036	4,594,713	1,686,997
Series 2006-QA6, Class A1 (1 mo. Term SOFR + 0.494%) (a)(e)	5.840%	7/25/2036	263,586	227,013
Series 2006-QS9, Class 1A8 (1 mo. Term SOFR + 0.764%) (a)	6.110%	7/25/2036	809,574	586,156
Series 2006-QS12, Class 2A18	5.750%	9/25/2036	256,049	202,758
Series 2006-QS13, Class 1A1 (1 mo. Term SOFR + 0.454%) (a)	5.800%	9/25/2036	6,632,574	4,566,038
Series 2006-QS15, Class A3	6.500%	10/25/2036	110,018	91,284
Series 2006-QS17, Class A2 (1 mo. Term SOFR + 6.536%) (a)(f)(g)	1.190%	12/25/2036	1,572,255	146,598
Series 2006-QS18, Class 2A1 (1 mo. Term SOFR + 0.564%) (a)	5.910%	12/25/2036	1,459,201	984,812
Series 2007-QS1, Class 1A1	6.000%	1/25/2037	255,682	197,994
Series 2007-QS1, Class 1A2 (1 mo. Term SOFR + 5.336%) (a)(f)(g)	0.000%	1/25/2037	1,527,757	67,841
Series 2007-QS1, Class 2AP (h)	0.000%	1/25/2037	828,749	338,342
Series 2007-QS3, Class A3	6.250%	2/25/2037	1,253,406	982,907
Series 2007-QS7, Class 2A1	6.750%	6/25/2037	776,072	315,976
Series 2007-QS8, Class A1 (1 mo. Term SOFR + 0.514%) (a)	5.860%	6/25/2037	7,424,764	5,219,670
Series 2007-QS10, Class A1 (e)	6.500%	9/25/2037	16,407	11,337
Series 2007-QH8, Class A (d)	6.020%	10/25/2037	272,030	221,504
Series 2007-QH9, Class A1 (d)	6.430%	11/25/2037	327,766	268,316
Series 2006-QO2, Class A1 (1 mo. Term SOFR + 0.554%) (a)	5.900%	2/25/2046	6,254,577	1,107,624
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1 (b)(d)	5.500%	11/25/2035	232,602	188,582

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
RBSSP Resecuritization Trust
Series 2009-12, Class 17A2 (b)(d)	5.629%	10/25/2035	407,638	394,556
Series 2009-12, Class 9A2 (b)(d)	4.733%	3/25/2036	341,849	235,145
Series 2010-9, Class 7A6 (b)(d)	6.000%	5/26/2037	1,022,177	501,921
Series 2009-5, Class 13A3 (1 mo. Term SOFR + 0.614%) (a)(b)	5.944%	8/26/2037	927,227	407,857
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F (c)	6.244%	3/25/2034	216,324	146,886
Series 2004-1, Class M4 (1 mo. Term SOFR + 2.814%) (a)	8.160%	5/25/2034	239,243	157,721
Series 2004-2, Class M1 (c)	6.414%	7/25/2034	358,003	305,014
Series 2004-2, Class M3 (c)	6.610%	7/25/2034	930,160	756,772
RESI Finance LP
Series 2003-D, Class B3 (1 mo. Term SOFR + 1.414%) (a)(b)(e)	6.741%	12/10/2035	24,022	10,234
Residential Accredit Loans, Inc.
Series 2005-QS7, Class A1	5.500%	6/25/2035	1,517,898	1,226,687
Series 2005-QS11, Class A3 (1 mo. Term SOFR + 4.886%) (a)(f)(g)	0.000%	7/25/2035	348,915	11,400
Series 2005-QA9, Class CB11 (d)	4.743%	8/25/2035	106,111	92,277
Series 2005-QS10, Class 3A3	5.500%	8/25/2035	1,359,025	966,236
Series 2005-QS13, Class 2A3	5.750%	9/25/2035	1,992,489	1,614,327
Series 2005-QS14, Class 3A3	6.000%	9/25/2035	350,574	283,869
Series 2006-QS2, Class 1A17 (1 mo. Term SOFR + 0.594%) (a)	5.500%	2/25/2036	480,223	352,210
Series 2006-QS2, Class 1A2 (1 mo. Term SOFR + 0.614%) (a)	5.500%	2/25/2036	365,453	268,355
Series 2006-QS2, Class 1A7 (e)(g)	6.000%	2/25/2036	236,233	36,380
Series 2006-QS4, Class A8 (1 mo. Term SOFR + 5052.561%) (a)(f)	8.000%	4/25/2036	126,105	104,733
Series 2006-QS6, Class 1A9 (1 mo. Term SOFR + 0.714%) (a)	6.000%	6/25/2036	2,183,470	1,564,310
Series 2006-QS13, Class 1A10	6.000%	9/25/2036	491,910	376,106
Series 2007-QS1, Class 1A5 (1 mo. Term SOFR + 0.664%) (a)	6.000%	1/25/2037	2,823,621	2,032,006
Series 2007-QS1, Class 2A2 (1 mo. Term SOFR + 0.474%) (a)	5.820%	1/25/2037	578,290	382,562
Series 2007-QS5, Class A1	5.500%	3/25/2037	889,850	690,274
Series 2007-QS8, Class A3 (1 mo. Term SOFR + 0.714%) (a)	6.000%	6/25/2037	264,784	189,012
Series 2006-QO7, Class 3A2 (1 mo. Term SOFR + 0.524%) (a)(e)	5.870%	9/25/2046	49,509	41,786
Residential Asset Securitization Trust
Series 2004-A4, Class A13 (1 mo. Term SOFR + 0.664%) (a)	6.010%	8/25/2034	564,164	489,447
Series 2005-SP1, Class 1A1	5.000%	9/25/2034	119,994	112,967
Series 2005-A8CB, Class A1 (1 mo. Term SOFR + 0.614%) (a)	5.500%	7/25/2035	1,220,868	628,413
Series 2005-A8CB, Class A13 (1 mo. Term SOFR + 0.614%) (a)	5.500%	7/25/2035	1,243,008	639,054
Series 2005-A9, Class A4	5.500%	7/25/2035	102,885	32,466
Series 2005-A11, Class 2A1	4.850%	10/25/2035	6,576,871	2,284,157
Series 2005-A12, Class A6 (1 mo. Term SOFR + 0.614%) (a)	5.500%	11/25/2035	1,012,803	493,818
Series 2005-A15, Class 2A12	6.000%	2/25/2036	742,912	293,472
Series 2005-A15, Class 4A1	6.000%	2/25/2036	2,284,885	684,236
Series 2006-A1, Class 1A6 (1 mo. Term SOFR + 0.614%) (a)	5.960%	4/25/2036	969,182	328,666

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Residential Asset Securitization Trust (Continued)
Series 2006-A7CB, Class 2A5 (1 mo. Term SOFR + 0.364%) (a)	5.710%	7/25/2036	428,258	73,184
Series 2006-A8, Class 1A5	6.250%	8/25/2036	15,355	8,546
Series 2006-A8, Class 2A2	6.750%	8/25/2036	2,577,067	764,654
Series 2006-A8, Class 2A3	6.000%	8/25/2036	903,619	238,326
Series 2006-A8, Class 3A8 (1 mo. Term SOFR + 0.864%) (a)	6.000%	8/25/2036	505,867	177,598
Series 2006-A10, Class A4	6.500%	9/25/2036	556,947	192,465
Series 2006-A10, Class A5	6.500%	9/25/2036	985,823	340,672
Series 2006-A10, Class A7	6.500%	9/25/2036	8,120,037	2,806,049
Series 2006-A14C, Class 2A4	6.000%	12/25/2036	4,019,104	1,160,206
Series 2006-A14C, Class 2A6 (1 mo. Term SOFR + 0.564%) (a)	5.910%	12/25/2036	5,621,154	1,220,221
Series 2006-A15, Class A13	6.250%	1/25/2037	3,204,701	1,059,665
Series 2007-A1, Class A3 (1 mo. Term SOFR + 0.714%) (a)	5.750%	3/25/2037	6,127,544	1,466,325
Series 2007-A1, Class A4 (1 mo. Term SOFR + 5.036%) (a)(f)(g)i	0.000%	3/25/2037	6,127,544	302,828
Series 2007-A1, Class A9	5.750%	3/25/2037	2,861,595	828,765
Series 2007-A2, Class 1A6	6.000%	4/25/2037	1,600,678	828,752
Series 2007-A3, Class 1A1 (1 mo. Term SOFR + 0.564%) (a)	5.910%	4/25/2037	1,993,791	764,016
Series 2007-A3, Class 2A1 (1 mo. Term SOFR + 0.424%) (a)	5.770%	4/25/2037	11,774,541	2,447,590
Series 2007-A5, Class 1A6 (1 mo. Term SOFR + 0.514%) (a)	5.860%	5/25/2037	1,250,703	173,443
Series 2007-A8, Class 2A1	6.250%	8/25/2037	13,331,939	3,105,790
Series 2006-A2, Class A11	6.000%	1/25/2046	1,715,986	683,581
Series 2006-A2, Class A7	6.000%	1/25/2046	860,351	341,073
Residential Funding Mtg Sec I
Series 2006-S7, Class A9 (e)	6.500%	8/25/2036	283,984	215,970
Series 2006-S12, Class 3A7	5.750%	12/25/2036	129,983	101,557
Series 2007-S6, Class 2A4	6.000%	6/25/2037	1,233,819	904,493
Series 2007-SA3, Class 2A1 (d)	5.382%	7/27/2037	1,276,205	935,526
Series 2007-SA4, Class 3A1 (d)	5.541%	10/25/2037	99,831	59,747
ResMAE Mortgage Loan Trust
Series 2006-1, Class A2B (1 mo. Term SOFR + 0.414%) (a)(b)	5.760%	2/25/2036	2,928,546	1,004,760
Series 2006-1, Class A2C (1 mo. Term SOFR + 0.514%) (a)(b)	5.860%	2/25/2036	5,762,854	1,977,658
RFMSI Trust
Series 2006-SA3, Class 2A3 (d)	5.724%	9/25/2036	2,839,116	1,607,611
Series 2007-SA1, Class 2A2 (d)(e)	4.963%	2/25/2037	129,782	73,911
Series 2007-S3, Class 1A5	5.500%	3/25/2037	303,158	204,856
Series 2007-S6, Class 1A16	6.000%	6/25/2037	17,980	13,479
Rithm Capital Corp.
Series 2021-INV2, Class A7 (b)(d)	2.500%	9/25/2051	102,375	88,772
Series 2021-NQM3, Class A1 (b)(d)	1.156%	11/27/2056	382,560	321,128
Saxon Asset Securities Trust
Series 2004-1, Class A (1 mo. Term SOFR + 0.654%) (a)	2.349%	3/25/2035	986,700	837,875

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Securitized Asset Backed Receivables LLC
Series 2004-DO1, Class M1 (1 mo. Term SOFR + 1.089%) (a)	6.435%	7/25/2034	154,487	165,809
Series 2005-EC1, Class M3 (1 mo. Term SOFR + 1.119%) (a)	6.465%	1/25/2035	249,286	264,039
Securitized Asset Backed Receivables LLC Trust
Series 2006-HE1, Class A2B (1 mo. Term SOFR + 0.294%) (a)(e)	5.640%	7/25/2036	94,233	24,689
Security National Mortgage Loan Trust
Series 2006-3A, Class A3 (b)(d)	6.330%	1/25/2037	315,855	129,669
Sequoia Mortgage Trust
Series 10, Class 1A (1 mo. Term SOFR + 0.914%) (a)	6.253%	10/20/2027	63,118	60,715
Series 9, Class 1A (1 mo. Term SOFR + 0.814%) (a)(e)	6.153%	9/20/2032	80,167	72,251
Series 2003-1, Class 1A (1 mo. Term SOFR + 0.874%) (a)	6.213%	4/20/2033	59,599	55,767
Series 2003-4, Class 2A1 (1 mo. Term SOFR + 0.814%) (a)	6.153%	7/20/2033	47,775	45,934
Series 2004-5, Class A2 (1 mo. Term SOFR + 0.634%) (a)	5.973%	6/20/2034	141,463	126,728
Series 2004-6, Class A2 (1 mo. Term SOFR + 0.674%) (a)	6.013%	7/20/2034	16,389	14,519
Series 2007-3, Class 1A1 (1 mo. Term SOFR + 0.514%) (a)	5.853%	7/20/2036	25,742	21,959
Series 2007-3, Class 2BA1 (d)	4.783%	7/20/2037	783,445	585,500
Series 2013-5, Class A1 (b)(d)	2.500%	5/25/2043	207,309	174,717
Series 2013-9, Class AP (b)(h)	0.000%	7/25/2043	231,657	160,582
Series 2019-CH2, Class A1 (b)(d)	4.500%	8/25/2049	54,819	53,856
SG Residential Mortgage Trust
Series 2020-2, Class A1 (b)(d)	1.381%	5/25/2065	21,347	18,825
Series 2020-2, Class A2 (b)(d)	1.587%	5/25/2065	83,488	73,675
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C (1 mo. Term SOFR + 0.414%) (a)	5.760%	6/25/2037	82,048	46,980
Series 2006-BC4, Class A2B (1 mo. Term SOFR + 0.334%) (a)	5.680%	9/25/2037	1,733,053	592,773
Starwood Mortgage Residential Trust
Series 2021-3, Class A1 (b)(d)	1.127%	6/25/2056	91,773	76,275
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 1A1 (d)	4.231%	9/25/2035	579,196	348,979
Series 2005-20, Class 1A1 (d)	6.677%	10/25/2035	509,115	456,698
Series 2005-23, Class 3A1 (d)	4.736%	1/25/2036	90,893	45,915
Series 2006-2, Class 5A1 (d)	5.206%	3/25/2036	972,329	738,077
Series 2006-11, Class 1A1 (1 mo. Term SOFR + 0.434%) (a)	5.780%	12/25/2036	2,354,435	2,190,574
Series 2007-5, Class 3A1 (d)	4.874%	6/25/2037	2,338,535	1,842,902
Series 2007-3, Class 2A1 (d)	4.535%	4/25/2047	292,083	262,086

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Structured Asset Mortgage Investments Inc.
Series 2004-AR1, Class 1A1 (1 mo. Term SOFR + 0.814%) (a)	6.153%	3/19/2034	148,613	135,565
Series 2006-AR1, Class 3A1 (1 mo. Term SOFR + 0.574%) (a)	5.920%	2/25/2036	589,948	452,059
Series 2006-AR3, Class 21A1 (1 mo. Term SOFR + 0.514%) (a)	5.860%	2/25/2036	822,723	639,326
Series 2006-AR3, Class 22A1 (d)	4.611%	5/25/2036	351,187	173,017
Series 2006-AR5, Class 3A1 (1 mo. Term SOFR + 0.534%) (a)	5.880%	5/25/2046	1,658,495	654,578
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1 (1 mo. Term SOFR + 0.774%) (a)	6.113%	10/19/2034	8,134	7,498
Series 2004-AR4, Class 2A1 (1 mo. Term SOFR + 0.814%) (a)	6.153%	12/19/2034	171,030	150,419
Series 2004-AR4, Class 3A1 (d)	6.197%	12/19/2034	93,956	90,120
Series 2007-AR1, Class 1A1 (1 mo. Term SOFR + 0.434%) (a)	5.780%	1/25/2037	2,695,654	2,228,708
Structured Asset Securities Corp.
Series 2004-16XS, Class A3A (c)	4.870%	8/25/2034	331,527	318,933
Structured Asset Securities Corporation
Series 2004-SC1, Class A (b)(d)	8.213%	12/25/2029	829,483	731,815
Series 2003-37A, Class 2A (d)	5.872%	12/25/2033	26,028	24,882
Series 2006-S3, Class A1 (1 mo. Term SOFR + 0.374%) (a)	5.720%	9/25/2036	992,641	278,750
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1 (d)	5.533%	4/25/2037	153,625	84,906
Series 2007-4, Class 2A1 (d)	4.930%	10/25/2037	130,735	99,972
TBW Mortgage Backed Pass Through Certificates
Series 2006-2, Class DX (g)	6.000%	7/25/2036	695,667	78,497
Series 2006-3, Class 2A1	6.500%	7/25/2036	876,539	276,868
Series 2007-2, Class A6A (c)	6.515%	7/25/2037	1,634,777	602,626
Terwin Mortgage Trust
Series 2004-7HE, Class A1 (1 mo. Term SOFR + 1.214%) (a)(b)	6.560%	7/25/2034	811,842	765,777
Series 2004-19HE, Class A1 (1 mo. Term SOFR + 0.854%) (a)(b)	6.200%	10/25/2034	464,254	444,964
Thornburg Mortgage Securities Trust
Series 2004-4, Class 1A (1 mo. Term SOFR + 0.694%) (a)(e)	6.040%	12/25/2044	145,237	122,871
Series 2005-1, Class A2 (d)	5.079%	4/25/2045	181,544	175,932
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13 (b)(d)	4.000%	11/25/2048	115,569	105,520
Toorak Mortgage Corp.
Series 2022-INV1, Class A1 (b)(d)	2.577%	2/25/2057	74,784	66,734
Towd Point Mortgage Trust
Series 2016-1, Class M1 (b)(d)	3.500%	2/25/2055	194,998	193,498
Series 2020-4, Class A2 (b)	2.500%	10/25/2060	705,000	562,189

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Verus Securitization Trust
Series 2021-1, Class A2 (b)(d)	1.052%	1/25/2066	120,864	105,801
Series 2021-4, Class A1 (b)(d)	0.938%	7/25/2066	59,455	48,149
Series 2021-6, Class A1 (b)(d)	1.630%	10/25/2066	5,128,661	4,277,055
Series 2021-8, Class A2 (b)(d)	2.286%	11/25/2066	358,346	308,700
WaMu Mortgage Pass Through Certificates
Series 2007-HY7, Class 4A1 (d)	4.669%	7/25/2037	73,648	62,981
Series 2007-OA4, Class 1A (12 Month US Treasury Average + 0.770%) (a)	5.923%	5/25/2047	146,342	115,854
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-5, Class CB6 (1 mo. Term SOFR + 0.714%) (a)(e)	6.060%	7/25/2035	60,210	46,603
Series 2005-10, Class 2A8	6.000%	11/25/2035	708,201	622,781
Series 2006-7, Class A3 (c)	4.048%	9/25/2036	2,447,369	649,008
Washington Mutual Asset-Backed Certificates
Series 2007-HE1, Class 2A1 (1 mo. Term SOFR + 0.234%) (a)	5.580%	11/25/2036	1,501,804	468,101
Series 2007-HE4, Class 2A2 (1 mo. Term SOFR + 0.244%) (a)	5.590%	7/25/2047	303,574	177,021
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-5, Class 4A1 (e)	6.000%	7/25/2024	1,636,700	16
Series 2004-RA2, Class CB1 (d)	7.000%	7/25/2033	23,859	19,168
Series 2004-S1, Class 1A11	5.500%	3/25/2034	27,100	26,023
Series 2004-AR9, Class B1 (d)	5.406%	8/25/2034	153,351	139,975
Series 2004-AR11, Class A (d)	5.978%	10/25/2034	110,617	104,865
Series 2005-1, Class 1A1	5.500%	3/25/2035	974,943	901,328
Series 2005-7, Class 2CB4	5.500%	8/25/2035	453,264	428,540
Series 2005-AR12, Class 1A4 (d)	4.597%	10/25/2035	28,688	25,131
Series 2006-1, Class 2CB2	7.000%	2/25/2036	792,506	547,688
Series 2006-AR2, Class 2A1 (d)	3.906%	3/25/2036	84,037	72,146
Series 2006-4, Class 3A3 (c)	6.467%	5/25/2036	186,097	154,240
Series 2006-5, Class 2CB2 (1 mo. Term SOFR + 0.714%) (a)	6.000%	7/25/2036	470,370	295,968
Series 2006-AR12, Class 2A3 (d)(e)	3.796%	10/25/2036	365,040	282,358
Series 2006-AR14, Class 1A4 (d)	4.003%	11/25/2036	130,454	109,042
Series 2006-AR14, Class 2A3 (d)	4.036%	11/25/2036	751,398	624,614
Series 2006-AR10, Class A2B (1 mo. Term SOFR + 0.534%) (a)	5.880%	12/25/2036	5,109,627	849,210
Series 2007-HY1, Class 1A1 (d)	4.404%	2/25/2037	292,806	246,243
Series 2007-HY1, Class A2B (1 mo. Term SOFR + 0.514%) (a)	5.860%	2/25/2037	11,245,574	1,296,895
Series 2002-AR17, Class 1B2 (12 Month US Treasury Average + 1.200%) (a)	6.353%	11/25/2042	75,667	67,955
Series 2005-AR2, Class 2A3 (1 mo. Term SOFR + 0.814%) (a)	6.160%	1/25/2045	53,858	51,805
Series 2006-AR3, Class A1B (12 Month US Treasury Average + 1.000%) (a)	6.153%	2/25/2046	38,382	32,855

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
Wells Fargo Alternative Loan Trust
Series 2007-PA2, Class 2A2 (1 mo. Term SOFR + 5.956%) (a)(f)(g)	0.610%	6/25/2037	3,038,125	268,429
Series 2007-PA3, Class 1A4	5.750%	7/25/2037	292,197	239,257
Series 2007-PA6, Class A1 (d)	5.804%	12/28/2037	393,582	345,444
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 2A1 (d)	6.578%	4/25/2036	65,864	60,987
Series 2006-AR12, Class 2A1 (d)	6.269%	9/25/2036	97,737	90,356
Series 2006-AR14, Class 2A3 (d)	6.363%	10/25/2036	53,130	46,363
Series 2006-AR16, Class A1 (d)	6.240%	10/25/2036	236,608	213,599
Series 2007-AR3, Class A4 (d)	6.331%	4/25/2037	374,784	318,762
Series 2007-7, Class A38 (e)	6.000%	6/25/2037	41,812	32,739
Series 2018-1, Class A1 (b)(d)	3.500%	7/25/2047	26,850	23,658
Series 2019-4, Class A17 (b)(d)	3.500%	9/25/2049	48,820	42,427
WinWater Mortgage Loan Trust
Series 2015-A, Class A3 (b)(d)	3.500%	6/20/2045	216,081	194,534
Yale Mortgage Loan Trust
Series 2007-1, Class A (1 mo. Term SOFR + 0.514%) (a)(b)	5.860%	6/25/2037	79,286	24,915
Total Collateralized Mortgage Obligations (Cost — $495,991,568)				417,603,572
Security			Face Amounts	Value
Mortgage Secured Note — 0.0%
Korth Direct Mortgage
Pool (b)(e)	12.500%	1/25/2027	800,000	120,000
Total Mortgage Secured Note (Cost — $800,000)				120,000

Mortgage Backed Securities - U.S. Government Agency — 30.3%
Federal Home Loan Mortgage Corp.
Series 4182, Class UC	1.500%	9/15/2027	3,522	3,440
Series 2380, Class CF (30 day avg SOFR US + 0.714%) (a)	6.048%	11/15/2031	83,426	82,492
Series 4136, Class PC	1.250%	11/15/2032	51,320	48,170
Series 4594, Class KS (30 day avg SOFR US + 7.432%) (a)(f)	0.000%	5/15/2033	692,614	509,668
Series 3152, Class WF (30 day avg SOFR US + 0.574%) (a)	5.908%	2/15/2034	29,474	28,464
Series 2770, Class LO (h)	0.000%	3/15/2034	6,583	5,160
Series 2771, Class FM (30 day avg SOFR US + 0.514%) (a)	5.839%	3/15/2034	29,824	29,428
Series 2819, Class F (30 day avg SOFR US + 0.514%) (a)	5.848%	6/15/2034	39,750	39,590
Series 4265, Class FD (30 day avg SOFR US + 0.514%) (a)	5.848%	1/15/2035	26,314	26,006
Series 3006, Class YF (30 day avg SOFR US + 0.374%) (a)	5.708%	7/15/2035	250,746	247,314
Series 3085, Class FW (30 day avg SOFR US + 0.814%) (a)	6.148%	8/15/2035	62,553	61,068
Series 3030, Class FL (30 day avg SOFR US + 0.514%) (a)	5.848%	9/15/2035	57,575	56,852

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal Home Loan Mortgage Corp. (Continued)
Series 3145, Class GF (30 day avg SOFR US + 0.514%) (a)	5.848%	4/15/2036	1,625,496	1,612,977
Series 237, Class PO (h)	0.000%	5/15/2036	863,524	706,061
Series 3169, Class GF (30 day avg SOFR US + 0.404%) (a)	5.738%	5/15/2036	797,683	790,032
Series 3317, Class F (30 day avg SOFR US + 0.514%) (a)	5.848%	7/15/2036	426,355	421,951
Series 3200, Class FH (30 day avg SOFR US + 0.464%) (a)	5.798%	8/15/2036	1,126,342	1,107,069
Series 3202, Class HF (30 day avg SOFR US + 0.464%) (a)	5.798%	8/15/2036	70,847	70,183
Series 3206, Class FE (30 day avg SOFR US + 0.514%) (a)	5.848%	8/15/2036	54,583	53,860
Series 3210, Class FA (30 day avg SOFR US + 0.514%) (a)	5.848%	9/15/2036	345,659	342,031
Series 3231, Class FA (30 day avg SOFR US + 0.514%) (a)	5.848%	10/15/2036	252,858	250,253
Series 3232, Class KF (30 day avg SOFR US + 0.564%) (a)	5.898%	10/15/2036	112,015	110,831
Series 3240, Class AF (30 day avg SOFR US + 0.464%) (a)	5.798%	11/15/2036	523,552	513,752
Series 3417, Class EO (h)	0.000%	11/15/2036	123,286	96,136
Series 3540, Class KF (30 day avg SOFR US + 1.164%) (a)	6.498%	11/15/2036	92,829	94,197
Series 3671, Class FQ (30 day avg SOFR US + 0.964%) (a)	6.298%	12/15/2036	39,370	39,733
Series 3281, Class AF (30 day avg SOFR US + 0.434%) (a)	5.768%	2/15/2037	268,922	264,480
Series 246, Class PO (h)	0.000%	5/15/2037	235,565	191,434
Series 3320, Class FC (30 day avg SOFR US + 0.284%) (a)	5.618%	5/15/2037	36,067	35,887
Series 3378, Class FA (30 day avg SOFR US + 0.694%) (a)	6.028%	6/15/2037	8,296	8,271
Series 3361, Class LF (30 day avg SOFR US + 0.664%) (a)	5.998%	8/15/2037	196,677	195,584
Series 4484, Class LT	3.500%	9/15/2037	194,112	191,410
Series T-76, Class 2A (d)	2.174%	10/25/2037	263,180	254,948
Series 3404, Class AF (30 day avg SOFR US + 0.969%) (a)	6.303%	1/15/2038	54,840	55,079
Series 3422, Class FB (30 day avg SOFR US + 0.634%) (a)	5.968%	2/15/2038	932,211	920,827
Series 3567, Class F (30 day avg SOFR US + 1.364%) (a)	6.688%	2/15/2038	169,461	154,175
Series 3429, Class F (30 day avg SOFR US + 0.794%) (a)	6.128%	3/15/2038	661,493	656,139
Series 3430, Class NF (30 day avg SOFR US + 0.714%) (a)	6.048%	3/15/2038	57,989	57,760
Series 3501, Class FC (30 day avg SOFR US + 1.264%) (a)	6.598%	1/15/2039	849,998	866,399
Series 3666, Class FC (30 day avg SOFR US + 0.844%) (a)	6.178%	5/15/2040	165,590	163,367
Series 3758, Class F (30 day avg SOFR US + 0.584%) (a)	5.918%	11/15/2040	1,106,696	1,089,592
Series 3772, Class ND	4.500%	11/15/2040	60,941	57,490
Series 3812, Class US (30 day avg SOFR US + 9.071%) (a)(f)	0.000%	2/15/2041	33,384	25,204
Series 3815, Class DS (30 day avg SOFR US + 13.607%) (a)(f)	0.000%	2/15/2041	261,643	222,898
Series 4074, Class KF (30 day avg SOFR US + 0.414%) (a)	5.748%	2/15/2041	33,294	33,215
Series 4400, Class FA (30 day avg SOFR US + 0.514%) (a)	5.848%	2/15/2041	170,614	167,620
Series 3822, Class FC (30 day avg SOFR US + 0.524%) (a)	5.858%	3/15/2041	549,491	543,452
Series 3835, Class FO (h)	0.000%	4/15/2041	2,723,539	2,036,231
Series 4248, Class FL (30 day avg SOFR US + 0.564%) (a)	5.898%	5/15/2041	36,917	36,496

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal Home Loan Mortgage Corp. (Continued)
Series 4581, Class FA (30 day avg SOFR US + 0.514%) (a)	5.848%	7/15/2041	4,071,413	4,001,782
Series 4105, Class KA	2.000%	8/15/2041	187,688	177,866
Series 3930, Class KF (30 day avg SOFR US + 0.614%) (a)	5.948%	9/15/2041	1,055,005	1,046,136
Series 4026, Class GA	2.000%	9/15/2041	313,343	284,664
Series 3946, Class SW (30 day avg SOFR US + 6.786%) (a)(f)	2.000%	10/15/2041	255,071	193,246
Series 4076, Class QB	1.750%	11/15/2041	81,332	77,547
Series 3977, Class FB (30 day avg SOFR US + 0.634%) (a)	5.968%	12/15/2041	39,305	38,834
Series 3980, Class FB (30 day avg SOFR US + 0.514%) (a)	5.848%	1/15/2042	1,818,846	1,795,549
Series T-42, Class A5	7.500%	2/25/2042	133,349	133,671
Series 4030, Class HF (30 day avg SOFR US + 0.504%) (a)	5.838%	4/15/2042	3,321,038	3,278,400
Series 4061, Class SL (30 day avg SOFR US + 6.860%) (a)(f)	0.000%	6/15/2042	44,323	20,319
Series 4171, Class NG	2.000%	6/15/2042	18,270	16,239
Series 4073, Class QF (30 day avg SOFR US + 0.514%) (a)	5.848%	7/15/2042	197,801	195,114
Series 4076, Class LF (30 day avg SOFR US + 0.414%) (a)	5.748%	7/15/2042	226,370	222,704
Series 4087, Class FB (30 day avg SOFR US + 0.584%) (a)	5.918%	7/15/2042	97,692	96,099
Series 272, Class F2 (30 day avg SOFR US + 0.664%) (a)	5.998%	8/15/2042	175,162	172,703
Series 4094, Class CW	2.000%	8/15/2042	321,722	270,447
Series 4108, Class FC (30 day avg SOFR US + 0.514%) (a)	5.848%	9/15/2042	2,616,487	2,562,328
Series 4615, Class GT (30 day avg SOFR US + 15.542%) (a)(f)	0.000%	10/15/2042	1,065,671	753,471
Series 4204, Class AB	3.000%	5/15/2043	58,125	45,725
Series 4792, Class KO (h)	0.000%	7/15/2043	1,014,879	599,352
Series T-57, Class 1A2	7.000%	7/25/2043	259,627	268,086
Series 325, Class PO (h)	0.000%	3/15/2044	723,122	523,749
Series 4436, Class FC (30 day avg SOFR US + 0.464%) (a)	5.798%	2/15/2045	143,809	140,329
Series 4487, Class TL	3.000%	5/15/2045	105,000	89,356
Series 4621, Class HK (e)	2.000%	10/15/2046	155,840	119,315
Series 2017-SC02, Class 2A	3.500%	5/25/2047	24,229	21,261
Series 4708, Class F (30 day avg SOFR US + 0.414%) (a)	5.748%	8/15/2047	581,751	566,213
Series 4710, Class TN	3.000%	8/15/2047	691,764	598,598
Series 4774, Class BF (30 day avg SOFR US + 0.414%) (a)	5.748%	2/15/2048	1,376,256	1,337,293
Series 4804, Class MF (30 day avg SOFR US + 0.464%) (a)	5.798%	6/15/2048	4,064,288	3,967,380
Series 4821, Class FA (30 day avg SOFR US + 0.414%) (a)	5.748%	7/15/2048	311,168	302,145
Series 4913, Class UF (30 day avg SOFR US + 0.564%) (a)	5.898%	3/15/2049	1,473,272	1,442,302
Series 4875, Class F (30 day avg SOFR US + 0.564%) (a)	5.898%	4/15/2049	2,050,207	2,009,885
Series 5131, Class TG	1.000%	4/25/2049	94,227	74,831
Series 4882, Class F (30 day avg SOFR US + 0.564%) (a)	5.898%	5/15/2049	2,365,702	2,323,580
Series 4882, Class FA (30 day avg SOFR US + 0.564%) (a)	5.898%	5/15/2049	3,043,862	2,984,587
Series 4921, Class NB	1.750%	8/25/2049	248,604	199,196
Series 4911, Class FB (30 day avg SOFR US + 0.564%) (a)	5.900%	9/25/2049	1,284,064	1,257,450
Series 4929, Class FB (30 day avg SOFR US + 0.564%) (a)	5.900%	9/25/2049	595,889	583,078

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal Home Loan Mortgage Corp. (Continued)
Series 4943, Class JP	2.500%	9/25/2049	358,305	305,297
Series 4939, Class CF (30 day avg SOFR US + 0.614%) (a)	5.950%	12/25/2049	1,687,067	1,654,279
Series 4981, Class GF (30 day avg SOFR US + 0.514%) (a)	5.850%	6/25/2050	2,159,275	2,108,814
Series 4981, Class JF (30 day avg SOFR US + 0.514%) (a)	5.850%	6/25/2050	2,582,893	2,521,755
Series 4982, Class F (30 day avg SOFR US + 0.564%) (a)	5.900%	6/25/2050	2,540,041	2,493,301
Series 4993, Class UG	1.500%	7/25/2050	20,670	11,387
Series 5003, Class PA	1.500%	8/25/2050	556,775	414,716
Series 5020, Class HA	1.000%	8/25/2050	829,555	616,147
Series 5328, Class JY	0.250%	9/25/2050	714,445	473,074
Series 5019, Class PC	1.000%	10/25/2050	2,779,696	2,028,459
Series 5019, Class PL	1.000%	10/25/2050	2,865,673	2,091,200
Series 5035, Class HM	1.000%	10/25/2050	353,997	165,237
Series 5151, Class WN (e)	2.000%	10/25/2050	88,643	49,529
Series 5037, Class QC	2.000%	11/25/2050	72,872	45,640
Series 5060, Class DP	1.000%	11/25/2050	3,301,448	2,401,986
Series 5068, Class AB	1.000%	11/25/2050	1,130,471	835,763
Series 5068, Class GE (e)	1.000%	11/25/2050	382,248	282,386
Series 5058, Class PM	0.750%	12/25/2050	1,999,301	1,412,875
Series 5060, Class EP	1.000%	12/25/2050	2,953,857	2,149,358
Series 5062, Class PA	1.250%	1/25/2051	1,574,066	1,153,828
Series 5071, Class GP	2.000%	2/25/2051	394,022	319,859
Series 5101, Class CE	1.000%	2/25/2051	1,286,146	876,475
Series 5081, Class DC	1.000%	3/25/2051	1,125,974	789,377
Series 5085, Class LC (e)	0.750%	3/25/2051	219,285	134,586
Series 5132, Class PA	1.000%	8/25/2051	1,326,749	1,036,398
Series 5151, Class GC	1.500%	10/25/2051	83,631	33,318
Series 5153, Class PA	1.000%	10/25/2051	584,250	460,300
Series 5315, Class OQ (h)	0.000%	1/25/2055	440,649	356,461
Series 4839, Class WO (h)	0.000%	8/15/2056	1,039,406	650,236
Federal National Mortgage Association
Series 2010-41, Class DC	4.500%	5/25/2025	53	53
Series 2002-30, Class FB (30 day avg SOFR US + 1.114%) (a)	6.450%	8/25/2031	65,173	65,687
Series 2002-8, Class FE (30 day avg SOFR US + 0.864%) (a)	6.200%	3/25/2032	39,713	39,867
Series 2002-9, Class FB (30 day avg SOFR US + 0.864%) (a)	6.200%	3/25/2032	40,183	39,257
Series 328, Class 1 (h)	0.000%	12/25/2032	742,285	633,938
Series 2003-7, Class FA (30 day avg SOFR US + 0.864%) (a)	6.200%	2/25/2033	62,066	62,317
Series 2003-25, Class KP	5.000%	4/25/2033	6,732	6,557
Series 2013-26, Class SJ (30 day avg SOFR US + 5.323%) (a)(f)	0.000%	4/25/2033	667,145	538,686
Series 2003-44, Class FI (30 day avg SOFR US + 0.864%) (a)	6.200%	6/25/2033	41,049	40,081
Series 2004-25, Class FA (30 day avg SOFR US + 0.514%) (a)	5.850%	4/25/2034	24,595	24,512
Series 2004-38, Class FK (30 day avg SOFR US + 0.464%) (a)	5.800%	5/25/2034	12,952	12,864
Series 2004-37, Class FB (30 day avg SOFR US + 0.234%) (a)	6.154%	6/25/2034	111,787	109,535
Series 2005-45, Class XA (30 day avg SOFR US + 0.454%) (a)	5.790%	6/25/2035	283,304	280,736

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal National Mortgage Association (Continued)
Series 2005-56, Class F (30 day avg SOFR US + 0.404%) (a)	5.740%	7/25/2035	77,608	76,723
Series 2005-66, Class FB (30 day avg SOFR US + 0.414%) (a)	5.750%	7/25/2035	1,459,166	1,442,317
Series 2005-66, Class FD (30 day avg SOFR US + 0.414%) (a)	5.750%	7/25/2035	96,027	94,887
Series 2005-82, Class FY (30 day avg SOFR US + 0.384%) (a)	5.720%	9/25/2035	330,482	327,436
Series 2005-87, Class FB (30 day avg SOFR US + 0.614%) (a)	5.950%	10/25/2035	3,048,226	3,033,422
Series 2006-20, Class GF (30 day avg SOFR US + 0.464%) (a)	5.800%	4/25/2036	116,818	115,515
Series 2006-23, Class BD	1.000%	4/25/2036	405,984	342,698
Series 2006-101, Class FD (30 day avg SOFR US + 0.414%) (a)	5.500%	7/25/2036	61,243	60,354
Series 2006-56, Class FC (30 day avg SOFR US + 0.404%) (a)	5.740%	7/25/2036	58,383	57,941
Series 2006-62, Class FP (30 day avg SOFR US + 0.364%) (a)	5.700%	7/25/2036	403,573	399,396
Series 2006-72, Class TE (30 day avg SOFR US + 0.414%) (a)	5.750%	8/25/2036	75,967	75,043
Series 2006-126, Class CF (30 day avg SOFR US + 0.414%) (a)	5.750%	1/25/2037	75,546	74,478
Series 2007-96, Class AF (30 day avg SOFR US + 0.834%) (a)	6.170%	6/25/2037	111,943	111,843
Series 2010-74, Class DF (30 day avg SOFR US + 0.364%) (a)	5.700%	6/25/2037	1,314,546	1,300,368
Series 2007-65, Class KF (30 day avg SOFR US + 0.494%) (a)(e)	5.830%	7/25/2037	26,766	25,411
Series 380, Class F5 (30 day avg SOFR US + 0.514%) (a)	5.850%	7/25/2037	50,736	50,163
Series 2007-85, Class FG (30 day avg SOFR US + 0.614%) (a)	5.950%	9/25/2037	132,880	129,208
Series 2007-91, Class JF (30 day avg SOFR US + 0.714%) (a)	6.050%	10/25/2037	217,755	216,947
Series 2007-117, Class MF (30 day avg SOFR US + 0.814%) (a)	6.150%	1/25/2038	102,974	103,028
Series 2007-119, Class FA (30 day avg SOFR US + 0.614%) (a)	5.950%	1/25/2038	1,315,117	1,297,982
Series 2008-11, Class PO (h)	0.000%	3/25/2038	211,800	173,570
Series 2009-46, Class FA (30 day avg SOFR US + 0.814%) (a)	6.150%	6/25/2039	316,552	313,923
Series 2009-46, Class FC (30 day avg SOFR US + 0.814%) (a)	6.150%	6/25/2039	296,078	293,792
Series 2009-72, Class JF (30 day avg SOFR US + 0.864%) (a)	6.200%	9/25/2039	305,274	303,187
Series 2011-118, Class CF (30 day avg SOFR US + 0.614%) (a)	5.950%	10/25/2039	43,297	43,154
Series 2023-53, Class FB (30 day avg SOFR US + 0.414%) (a)	5.750%	10/25/2039	17,012,090	16,754,896
Series 2009-106, Class FA (30 day avg SOFR US + 0.864%) (a)	6.200%	1/25/2040	454,406	456,053
Series 2010-41, Class OP (h)	0.000%	5/25/2040	1,240,519	1,036,961
Series 2010-107, Class PF (30 day avg SOFR US + 0.484%) (a)	5.820%	6/25/2040	2,413,549	2,397,920
Series 2010-95, Class FA (30 day avg SOFR US + 0.514%) (a)	5.850%	7/25/2040	44,663	44,101
Series 2010-111, Class AF (30 day avg SOFR US + 0.514%) (a)	5.850%	10/25/2040	2,699,569	2,680,729
Series 2010-111, Class FC (30 day avg SOFR US + 0.634%) (a)	5.970%	10/25/2040	1,907,552	1,884,909
Series 2010-123, Class FK (30 day avg SOFR US + 0.564%) (a)	5.900%	11/25/2040	57,613	56,667
Series 2011-40, Class SB (30 day avg SOFR US + 9.908%) (a)(f)	0.000%	11/25/2040	42,394	29,412
Series 2010-135, Class AF (30 day avg SOFR US + 0.664%) (a)	6.000%	12/25/2040	162,814	160,726
Series 2010-141, Class FB (30 day avg SOFR US + 0.584%) (a)	5.920%	12/25/2040	397,387	391,841

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal National Mortgage Association (Continued)
Series 2011-41, Class FK (30 day avg SOFR US + 0.534%) (a)	5.870%	5/25/2041	224,462	222,006
Series 2002-26, Class A3 ( + 0.000%) (a)	5.105%	6/25/2041	684,837	670,839
Series 2011-63, Class FA (30 day avg SOFR US + 0.694%) (a)	6.030%	7/25/2041	281,274	278,596
Series 2011-85, Class KF (30 day avg SOFR US + 0.664%) (a)	6.000%	9/25/2041	251,308	248,192
Series 2011-96, Class PF (30 day avg SOFR US + 0.614%) (a)	5.950%	10/25/2041	1,534,912	1,510,751
Series 2012-114, Class ND (e)	2.000%	10/25/2041	94,451	81,818
Series 2002-T4, Class A3	7.500%	12/25/2041	135,876	141,609
Series 2011-126, Class WA	2.500%	12/25/2041	174,490	141,369
Series 2011-130, Class KO (h)	0.000%	12/25/2041	118,707	91,939
Series 2012-6, Class F (30 day avg SOFR US + 0.614%) (a)	5.950%	2/25/2042	787,022	775,618
Series 2012-15, Class KB	3.500%	3/25/2042	70,000	61,334
Series 2012-90, Class ZJ	1.500%	3/25/2042	273,334	242,648
Series 2013-68, Class NA (e)	1.000%	3/25/2042	48,715	37,693
Series 2012-39, Class FK (30 day avg SOFR US + 0.614%) (a)	5.950%	4/25/2042	594,834	589,010
Series 2012-40, Class LX (30 day avg SOFR US + 6.688%) (a)(f)	0.000%	4/25/2042	203,214	119,982
Series 2002-T16, Class A4 (d)	5.246%	5/25/2042	17,448	16,788
Series 2002-W8, Class A2	7.000%	6/25/2042	134,017	137,994
Series 2012-80, Class NA	2.750%	6/25/2042	195,920	174,140
Series 2012-70, Class FA (30 day avg SOFR US + 0.564%) (a)	5.900%	7/25/2042	787,791	778,446
Series 2012-79, Class FM (30 day avg SOFR US + 0.564%) (a)	5.900%	7/25/2042	90,554	88,956
Series 2012-120, Class QB	2.500%	8/25/2042	50,000	39,465
Series 2012-80, Class FM (30 day avg SOFR US + 0.614%) (a)	5.950%	8/25/2042	168,023	165,405
Series 2012-100, Class LB (e)	2.500%	9/25/2042	50,000	38,375
Series 2012-103, Class NF (30 day avg SOFR US + 0.514%) (a)	5.850%	9/25/2042	228,073	224,869
Series 2003-W4, Class 3A (d)	4.868%	10/25/2042	20,842	21,878
Series 2013-130, Class FN (30 day avg SOFR US + 0.464%) (a)	5.800%	10/25/2042	150,342	148,166
Series 2012-146, Class QA	1.000%	1/25/2043	69,635	57,647
Series 2013-2, Class AZ	2.000%	2/25/2043	150,268	117,451
Series 2013-31, Class PY	2.500%	2/25/2043	96,155	77,759
Series 2013-58, Class FY (30 day avg SOFR US + 0.364%) (a)	5.700%	2/25/2043	997,015	969,250
Series 2013-65, Class FC (30 day avg SOFR US + 0.394%) (a)	5.730%	5/25/2043	1,388,344	1,355,053
Series 2014-78, Class OK (h)	0.000%	7/25/2043	1,382,021	740,791
Series 2013-83, Class US (30 day avg SOFR US + 4.886%) (a)(f)	0.000%	8/25/2043	160,197	102,883
Series 2015-27, Class HA	3.000%	3/25/2044	25,026	23,662
Series 2014-38, Class F (30 day avg SOFR US + 0.514%) (a)	5.850%	7/25/2044	5,134,530	5,029,834
Series 2014-63, Class FL (30 day avg SOFR US + 0.514%) (a)	5.850%	10/25/2044	1,326,678	1,300,393
Series 2020-78, Class CA (e)	2.000%	10/25/2044	33,048	27,492
Series 2015-31, Class FE (30 day avg SOFR US + 0.414%) (a)	5.750%	5/25/2045	5,884,811	5,738,122
Series 2016-50, Class PC	2.000%	8/25/2046	673,627	538,161

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Federal National Mortgage Association (Continued)
Series 2016-106, Class EF (30 day avg SOFR US + 0.614%) (a)	5.950%	1/25/2047	5,854,936	5,762,529
Series 2017-39, Class FT (30 day avg SOFR US + 0.514%) (a)	5.850%	5/25/2047	2,255,072	2,202,180
Series 2018-11, Class KA	3.000%	3/25/2048	1,025,869	885,057
Series 2018-22, Class FJ (30 day avg SOFR US + 0.414%) (a)	5.750%	4/25/2048	151,408	146,927
Series 2018-32, Class FC (30 day avg SOFR US + 0.414%) (a)	5.750%	5/25/2048	2,764,276	2,681,075
Series 2018-35, Class FA (30 day avg SOFR US + 0.414%) (a)	5.750%	5/25/2048	2,142,158	2,077,729
Series 2018-45, Class FT (30 day avg SOFR US + 0.414%) (a)	5.750%	6/25/2048	921,954	895,275
Series 2018-94, Class FA (30 day avg SOFR US + 0.514%) (a)	5.850%	1/25/2049	666,274	650,505
Series 2019-1, Class NF (30 day avg SOFR US + 0.564%) (a)	5.900%	2/25/2049	2,369,739	2,324,121
Series 2019-8, Class FA (30 day avg SOFR US + 0.564%) (a)	5.900%	3/25/2049	839,559	824,572
Series 2019-12, Class FB (30 day avg SOFR US + 0.564%) (a)	5.900%	4/25/2049	252,571	247,113
Series 2019-20, Class ND	2.500%	5/25/2049	321,592	262,585
Series 2019-20, Class NE (e)	2.750%	5/25/2049	410,030	329,305
Series 2019-24, Class NJ	2.500%	5/25/2049	1,307,237	1,096,746
Series 2019-34, Class KP (e)	2.500%	7/25/2049	62,950	48,597
Series 2019-48, Class ML	3.000%	9/25/2049	75,990	51,339
Series 2019-81, Class FJ (30 day avg SOFR US + 0.614%) (a)	5.950%	1/25/2050	2,397,962	2,355,132
Series 2020-92, Class PH	1.000%	2/25/2050	3,551,904	2,566,749
Series 2020-10, Class FA (30 day avg SOFR US + 0.614%) (a)	5.950%	3/25/2050	5,759,192	5,659,804
Series 2020-81, Class PB	1.000%	3/25/2050	2,310,003	1,730,140
Series 2020-81, Class PC	1.250%	3/25/2050	1,540,002	1,174,953
Series 2020-48, Class DA	2.000%	7/25/2050	709,580	584,925
Series 2023-36, Class AO (h)	0.000%	8/25/2050	265,769	187,032
Series 2020-70, Class JC	1.250%	10/25/2050	2,833,342	2,051,882
Series 2020-71, Class KU	1.000%	10/25/2050	95,471	49,220
Series 2020-75, Class ND	1.250%	10/25/2050	2,189,446	1,564,115
Series 2020-75, Class PB	1.000%	11/25/2050	3,822,220	2,891,373
Series 2020-80, Class MA	1.000%	11/25/2050	3,458,652	2,419,146
Series 2020-94, Class GJ	2.500%	1/25/2051	186,049	163,785
Series 2020-96, Class BD	1.000%	1/25/2051	1,290,451	943,846
Series 2021-2, Class HB	1.000%	2/25/2051	738,975	538,529
Series 2021-15, Class HD	1.000%	4/25/2051	2,179,443	1,524,154
Series 2021-56, Class HE	1.250%	9/25/2051	536,045	437,453
Series 2021-66, Class HB (e)	2.000%	10/25/2051	93,732	53,193
Series 2021-87, Class QA	2.000%	12/25/2051	49,322	29,827
Series 2021-87, Class WM	2.000%	12/25/2051	61,000	34,794
Series 2021-94, Class KU	2.000%	12/25/2051	97,535	75,453
Series 2022-17, Class YE (e)	3.500%	4/25/2052	69,000	56,580
Series 2022-66, Class CA	4.500%	10/25/2052	54,708	51,596
Series 2019-41, Class GF (30 day avg SOFR US + 0.614%) (a)	5.950%	3/25/2053	6,578,020	6,520,844

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Government National Mortgage Association
Series 2014-21, Class DA	2.000%	4/16/2026	3,859	3,848
Series 2004-63, Class FL (1 mo. Term SOFR + 0.464%) (a)	5.793%	8/16/2034	43,007	42,810
Series 2005-48, Class AF (1 mo. Term SOFR + 0.314%) (a)	5.653%	6/20/2035	175,486	172,982
Series 2010-79, Class FH (1 mo. Term SOFR + 0.304%) (a)	5.643%	5/20/2037	918,644	912,788
Series 2007-51, Class FN (1 mo. Term SOFR + 0.534%) (a)	5.873%	8/20/2037	1,529,210	1,527,126
Series 2007-72, Class HF (1 mo. Term SOFR + 0.554%) (a)	5.893%	11/20/2037	170,474	164,155
Series 2007-78, Class FA (1 mo. Term SOFR + 0.584%) (a)	5.913%	12/16/2037	1,625,018	1,621,664
Series 2008-1, Class AF (1 mo. Term SOFR + 0.614%) (a)	5.953%	1/20/2038	1,696,423	1,696,091
Series 2008-11, Class FB (1 mo. Term SOFR + 0.714%) (a)	6.053%	2/20/2038	109,386	109,479
Series 2008-25, Class FB (1 mo. Term SOFR + 0.714%) (a)	6.053%	3/20/2038	1,283,503	1,286,281
Series 2009-14, Class FA (1 mo. Term SOFR + 1.034%) (a)	6.373%	3/20/2039	862,983	870,113
Series 2009-57, Class DF (1 mo. Term SOFR + 1.214%) (a)	6.544%	6/16/2039	149,523	149,460
Series 2009-92, Class FJ (1 mo. Term SOFR + 0.794%) (a)	6.123%	10/16/2039	109,995	110,272
Series 2009-100, Class FG (1 mo. Term SOFR + 0.744%) (a)	6.073%	11/16/2039	2,157,379	2,158,320
Series 2019-5, Class BO (h)	0.000%	12/20/2039	140,573	104,391
Series 2010-147, Class PG	3.500%	5/20/2040	40,023	39,029
Series 2011-7, Class LS (1 mo. Term SOFR + 9.651%) (a)(f)	0.000%	12/20/2040	1,084,313	907,802
Series 2011-46, Class CF (1 mo. Term SOFR + 0.514%) (a)	5.843%	3/16/2041	1,822,100	1,807,000
Series 2011-75, Class PO (h)	0.000%	5/20/2041	200,541	169,293
Series 2011-151, Class DL	3.000%	6/16/2041	64,000	56,150
Series 2011-151, Class FJ (1 mo. Term SOFR + 0.464%) (a)	5.803%	11/20/2041	470,117	464,477
Series 2012-40, Class PW	4.000%	1/20/2042	136,980	131,305
Series 2012-21, Class QF (1 mo. Term SOFR + 0.464%) (a)	5.803%	2/20/2042	988,621	979,944
Series 2012-106, Class QD	1.500%	7/20/2042	42,083	35,969
Series 2012-97, Class JF (1 mo. Term SOFR + 0.364%) (a)	5.693%	8/16/2042	32,425	32,191
Series 2014-41, Class ST (1 mo. Term SOFR + 11.161%) (a)(f)	0.000%	11/20/2042	126,571	100,168
Series 2013-169, Class EZ (e)	3.250%	11/16/2043	77,543	61,598
Series 2014-94, Class CA	1.750%	1/20/2044	54,205	45,544
Series 2014-57, Class NP (e)	3.000%	2/20/2044	44,443	33,665
Series 2015-53, Class KC (e)	3.000%	4/16/2045	58,515	38,327
Series 2017-39, Class BD	2.500%	6/20/2045	191,112	181,202
Series 2017-133, Class FB (1 mo. Term SOFR + 0.364%) (a)	5.693%	9/16/2047	2,534,397	2,470,848
Series 2013-72, Class DA	2.040%	11/16/2047	130,000	90,274
Series 2018-14, Class FB (1 mo. Term SOFR + 0.364%) (a)	5.703%	1/20/2048	3,251,580	3,170,177
Series 2018-168, Class KF (1 mo. Term SOFR + 0.464%) (a)	5.803%	12/20/2048	3,285,130	3,204,462
Series 2019-33, Class F (1 mo. Term SOFR + 0.564%) (a)	5.903%	3/20/2049	70,768	69,414
Series 2019-43, Class SQ (1 mo. Term SOFR + 5.936%) (a)(f)(g)	0.597%	4/20/2049	2,554,590	146,887
Series 2019-86, Class FE (1 mo. Term SOFR + 0.514%) (a)	5.853%	7/20/2049	2,127,113	2,091,084

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Principal Amount	Value
Mortgage Backed Securities - U.S. Government Agency (Continued)
Government National Mortgage Association (Continued)
Series 2019-90, Class AF (1 mo. Term SOFR + 0.514%) (a)	5.853%	7/20/2049	450,528	440,806
Series 2021-139, Class QO (h)	0.000%	9/20/2049	881,942	360,348
Series 2020-183, Class HX	1.000%	12/20/2049	48,000	23,232
Series 2020-134, Class AP	1.000%	9/20/2050	2,580,189	2,039,614
Series 2020-134, Class AQ	1.000%	9/20/2050	3,225,236	2,549,518
Series 2020-134, Class XJ	1.000%	9/20/2050	199,999	85,078
Series 2020-149, Class BP	1.000%	10/20/2050	2,405,332	1,791,120
Series 2020-149, Class JT	1.000%	10/20/2050	3,590,539	2,759,728
Series 2020-149, Class UY	2.000%	10/20/2050	151,103	83,697
Series 2020-160, Class KQ	1.500%	10/20/2050	47,692	28,220
Series 2020-165, Class UC	1.250%	11/20/2050	678,485	502,641
Series 2020-191, Class PC	1.000%	12/20/2050	3,914,010	2,950,504
Series 2023-101, Class KO (e)(h)	0.000%	1/20/2051	977,101	610,384
Series 2021-66, Class DU (e)	2.000%	4/20/2051	40,732	22,403
Series 2021-98, Class IY (g)	3.000%	6/20/2051	142,063	17,886
Series 2022-45, Class JD	2.000%	8/20/2051	142,773	125,112
Series 2022-24, Class UA	2.500%	2/20/2052	76,892	57,347
Series 2023-66, Class OQ (h)	0.000%	7/20/2052	670,176	518,174
Series 2024-62, Class MI (e)(g)	6.000%	4/20/2054	828,570	140,857
Total Mortgage Backed Securities - U.S. Government Agency (Cost — $234,298,189)				236,088,461

U.S. Treasury Obligations — 9.9%
United States Treasury Floating Rate Note (3 Month US Treasury Money Market Yield + 0.200%) (i)	5.505%	1/31/2025	20,000,000	20,018,433
United States Treasury Floating Rate Note (3 Month US Treasury Money Market Yield + 0.245%) (i)	5.550%	1/31/2026	10,000,000	10,014,050
United States Treasury Inflation Indexed Bonds	2.375%	1/15/2025	4,990,230	4,945,201
United States Treasury Inflation Indexed Bonds	0.125%	4/15/2025	24,277,800	23,615,218
United States Treasury Note/Bond	5.000%	8/31/2025	5,000,000	4,996,094
United States Treasury Note/Bond	5.000%	9/30/2025	8,750,000	8,746,582
United States Treasury Note/Bond	4.625%	2/28/2026	5,000,000	4,982,227
Total U.S. Treasury Obligations (Cost — $77,500,654)				77,317,805

Regan Total Return Income Fund
Schedule of Investments (Unaudited)
June 30, 2024
Security	Rate	Maturity Date	Shares	Value
Short-Term Investments — 5.7%
Money Market Funds — 1.90%
First American Government Obligations Fund - Class X - 5.24% (j)			14,580,663	14,580,663
Total Money Market Funds (Cost — $14,580,663)				14,580,663
U.S. Treasury Bills — 3.80%
United States Treasury Bill	5.333%	8/27/2024	5,000,000	4,958,501
United States Treasury Bill	5.288%	9/19/2024	10,000,000	9,884,155
United States Treasury Bill	4.951%	2/20/2025	10,000,000	9,677,275
United States Treasury Bill	5.174%	4/17/2025	5,000,000	4,802,300
Total U.S. Treasury Bills (Cost — $29,337,951)				29,322,231
Total Short-Term Investments (Cost — $43,918,614)				43,902,894

Total Investments — 99.4% (Cost — $852,509,025)				775,032,732
Other Assets in Excess of Liabilities — 0.6%				4,564,001
Total Net Assets — 100.0%				$779,596,733

CMT Constant Maturity Treasury
LIBOR London Interbank Offered Rate
LP Limited Partnership
PO Principal Only
SOFR Secured Overnight Financing Rate REMIC Real Estate Mortgage Investment Conduit

(a)	Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2024.
(b)
Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2024, the value of these securities totaled $96,437,496 or 13.2% of net assets.

(c)	Step-up coupon bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate disclosed is as of June 30, 2024.
(d)	Variable rate security. The rate is based on an underlying pool of loans and represents the rate in effect as of June 30, 2024.
(e)
Security is valued in good faith using significant unobservable inputs in accordance with procedures approved by the Board of Trustees.
The total value of these securities as of June 30, 2024 was $15,167,351, which represents 1.95% of total net assets of the Fund.

(f)	Inverse floating rate security. The interest rate disclosed is derived by subtracting the disclosed leverage factor times the reference index from a starting base rate.
(g)	Interest only security.
(h)	Principal only security.
(i)	Variable rate security. Reference rate and spread are included in the description.
(j)	The rate reported is the annualized seven-day yield as of June 30, 2024.

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

Regan Total Return Income Fund
Description	Level 1	Level 2	Level 3	Total
Long-Term Investments
Collateralized Mortgage Obligations	$–	$404,747,735	$12,855,837	$417,603,572
Mortgage Secured Note	–	–	120,000	120,000
Mortgage Backed Securities - U.S. Government Agency	–	233,896,947	2,191,514	236,088,461
U.S. Treasury Obligations	–	77,317,805	–	77,317,805
Total Long-Term Investments	–	715,962,487	15,167,351	731,129,838
Short-Term Investment	14,580,663	29,322,231	–	43,902,894
Total Investments	$14,580,663	$745,284,718	$15,167,351	$775,032,732

See Schedule of Investments for additional detailed categorizations.